As filed on September 21, 2000                                File No. 002-55079

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
      Pre-Effective Amendment No.                                           _
      Post-Effective Amendment No.  41                                      X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             X
      Amendment No.    28                                                   X

                        INVESCO MONEY MARKET FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                  7800 E. Union Avenue, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
       Registrant's Telephone Number, including Area Code: (303) 930-6300
                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                                  -----------
                                   Copies to:
        Clifford J. Alexander, Esq.             Ronald M. Feiman, Esq.
        Kirkpatrick & Lockhart LLP               Mayer, Brown & Platt
      1800 Massachusetts Avenue, N.W.                1675 Broadway
              Second Floor                  New York, New York  10019-5820
        Washington, D.C. 20036-1800
                                  -----------

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box)
 __     immediately upon filing pursuant to paragraph (b)
 X      on September 29, 2000, pursuant to paragraph (b)
 __     60 days after filing pursuant to paragraph (a)(1)
 __     on ___________, pursuant to paragraph (a)(1)
 __     75 days after filing pursuant to paragraph (a)(2)
 __     on  _________,  pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS | September 30, 2000
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
--------------------------------------------------------------------------------


INVESCO MONEY MARKET FUNDS, INC.

INVESCO CASH RESERVES FUND - INVESTOR CLASS
INVESCO TAX-FREE MONEY FUND - INVESTOR CLASS
INVESCO U.S. GOVERNMENT MONEY FUND - INVESTOR CLASS

Three no-load classes of shares of mutual funds designed for investors seeking a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.

TABLE OF CONTENTS
Investment Goals, Strategies And Risks ........................................3
Fund Performance...............................................................5
Fees And Expenses..............................................................6
Investment Risks...............................................................7
Principal Risks Associated With The Funds......................................8
Fund Management................................................................9
Portfolio Managers.............................................................9
Potential Rewards.............................................................10
Share Price...................................................................10
How To Buy Shares.............................................................11
Your Account Services.........................................................14
How To Sell Shares............................................................15
Dividends And Taxes...........................................................18
Financial Highlights..........................................................19


                          [INVESCO ICON] INVESCO FUNDS


The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Funds.

This Prospectus contains important information about the Funds' Investor Class shares. Cash Reserves Fund also offers one or more additional classes of shares through separate prospectuses. Each of Cash Reserves Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about the other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-328-2234.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON] INVESTMENT GOALS, STRATEGIES AND RISKS

FACTORS COMMON TO ALL THE FUNDS

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Funds are money market funds. They invest in "money market" securities, which are high quality debt securities with a life span or remaining maturity of 397 days or less. The average dollar-weighted maturity of each Fund's portfolio is 90 days or less.

The Funds operate under policies designed to ensure compliance with specific federal regulations applied to money market funds. These policies include requirements for:
o    maintaining high credit quality of the Funds' investments;
o    maintaining a short average portfolio maturity;
o ensuring adequate diversification of both the issuers of the Funds' investments and the guarantors of those investments, if any; and
o monitoring accurate pricing of the Funds' investments so unfairness does not result from the use of the amortized cost method to value those investments.

The Funds are not intended for investors seeking capital appreciation. While not intended as a complete investment program, any of these Funds may be a valuable element of your investment portfolio.

An investment in any of the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there is always a risk that you may lose money on your investment in a Fund.

[KEY ICON]  INVESCO CASH RESERVES FUND - INVESTOR CLASS

Cash Reserves Fund invests primarily in short-term debt securities issued by large creditworthy corporations, banks and finance companies, as well as debt securities issued by the U.S. government. These securities include corporate debt securities, bank obligations, short-term commercial paper, U.S. government debt, and repurchase agreements.

[KEY ICON]  INVESCO TAX-FREE MONEY FUND - INVESTOR CLASS

Tax-Free Money Fund invests primarily in short-term municipal securities issued by state, county, and city governments, including industrial development obligations and private activity bonds which generally are not guaranteed by the governmental entity that issues them. The interest on these securities is generally exempt from federal income tax, although the interest may be included in your income if you are subject to the federal Alternative Minimum Tax. The interest on these securities may be subject to state and/or local income taxes. These securities include municipal notes, short-term municipal bonds, and variable rate debt obligations. Municipal obligations may be purchased or sold on a delayed delivery or a when-issued basis with settlement taking place in the future. The Fund may purchase securities together with the right to resell them to the seller at an agreed-upon price or yield within a specific time period prior to the maturity date of the securities. This is commonly known as a "demand feature" or a "put."

The rest of the Fund's investment portfolio may be invested in short-term taxable instruments. These may include corporate debt securities, bank obligations, commercial paper, U.S. government debt, and repurchase agreements. The circumstances under which the Fund will invest in taxable securities include but are not limited to: (a) pending investment of proceeds or sales of portfolio securities; (b) pending settlement of portfolio securities; and (c) maintaining liquidity to meet the need for anticipated redemptions. We seek to manage the Fund so that substantially all of the income produced is exempt from federal income tax when paid to you, although we cannot guarantee this result.

[KEY ICON]  INVESCO U.S. GOVERNMENT MONEY FUND - INVESTOR CLASS

U.S. Government Money Fund invests in debt securities issued or guaranteed by the U.S. government or its agencies. Direct U.S. government obligations include Treasury bonds, bills and notes, and are backed by the full faith and credit of the U.S. Treasury. Federal agency securities are direct obligations of the issuing agency, and may or may not be guaranteed by the U.S. government (GNMA, FNMA, FHLMC). Treasury bills, notes, bonds and some agency securities are exempt from state income tax.

[GRAPH ICON]  FUND PERFORMANCE

The bar charts below show the Funds' actual yearly performance for the years ended December 31 (commonly known as their "total return") over the past decade or since inception. The table below shows average annual total returns for various periods ended December 31, 1999 for each Fund. To obtain a Fund's current 7-day yield information, please call INVESCO at 1-800-525-8085. The information in the charts and table provides some indication of the risks of investing in a particular Fund by showing changes in the year to year performance of each Fund. Remember, past performance does not indicate how a Fund will perform in the future.

The charts below contain the following plot points:

--------------------------------------------------------------------------------
                      CASH RESERVES FUND - INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
'90     '91     '92     '93     '94     '95     '96     '97     '98     '99
7.82%   5.58%   3.16%   2.36%   3.70%   5.26%   4.70%   4.81%   4.74%   4.38%
--------------------------------------------------------------------------------
Best Calendar Qtr.  6/90     1.93%
Worst Calendar Qtr. 6/93     0.56%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      TAX-FREE MONEY FUND - INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
'90     '91     '92     '93     '94     '95     '96     '97     '98     '99
5.25%   3.87%   2.43%   1.88%   2.23%   3.28%   2.86%   3.03%   2.87%   2.58%
--------------------------------------------------------------------------------
Best Calendar Qtr.  12/90    1.32%
Worst Calendar Qtr. 3/94     0.43%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  U.S. GOVERNMENT MONEY FUND - INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
================================================================================
   '92       '93       '94       '95       '96       '97       '98       '99
   2.97%     2.36%     3.61%     5.16%     4.59%     4.70%     4.66%     4.28%
--------------------------------------------------------------------------------
Best Calendar Qtr.  6/95     1.32%
Worst Calendar Qtr. 3/93     0.55%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             AVERAGE ANNUAL TOTAL RETURN(1),(2)
                                                      AS OF 12/31/99
--------------------------------------------------------------------------------
                                                                  10 YEARS
                                           1 YEAR   5 YEARS  OR SINCE INCEPTION

Cash Reserves Fund-Investor Class           4.38%    4.78%         4.64%
Tax-Free Money Fund-Investor Class          2.58%    2.92%         3.02%
U.S. Government Money Fund-Investor Class   4.28%    4.68%         4.10%(3)

(1) Total return figures include reinvested dividends and the effect of each Fund's expenses.

(2) Returns for Cash Reserves, Tax-Free Money and U.S. Government Money Funds were 1.37%, 0.87% and 1.34%, respectively, year-to-date as of the calendar quarter ended June 30, 2000.

(3) The Fund commenced investment operations on April 26, 1991.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

You pay no fees to purchase Fund shares, to exchange to another INVESCO fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account.

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

CASH RESERVES FUND - INVESTOR CLASS
Management Fees                                         0.40%
Distribution and Service (12b-1) Fees                   None
Other Expenses (1)(2)(3)                                0.58%
                                                        -----
Total Annual Fund Operating Expenses (1)(2)(3)          0.98%
                                                        =====

TAX-FREE MONEY FUND - INVESTOR CLASS
Management Fees                                         0.50%
Distribution and Service (12b-1) Fees                   None
Other Expenses(1)(2)(3)                                 0.63%
                                                        -----
Total Annual Fund Operating Expenses(1)(2)(3)           1.13%
                                                        =====

U.S. GOVERNMENT MONEY FUND - INVESTOR CLASS
Management Fees                                         0.50%
Distribution and Service (12b-1) Fees                   None
Other Expenses(1)(2)(3)                                 0.70%
                                                        -----
Total Annual Fund Operating Expenses(1)(2)(3)           1.20%
                                                        =====

(1) Each Fund's actual Other Expenses and Total Annual Operating Expenses were lower than the figures shown, because their custodian fees were reduced under expense offset arrangements.

(2) The expense information presented in the table has been restated from the financial statements to reflect a change in the administrative services and transfer agency fees.
(3) Certain expenses of each Fund were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Cash Reserves Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.51% and 0.91%, respectively, of the Fund's average net assets; Tax-Free Money Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.37% and 0.87%, respectively, of the Fund's average net assets; and U.S. Government Money Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.36% and 0.86%, respectively, of the Fund's average net assets.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in a Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that a Fund's operating expenses remained the same. Although the actual costs and performance of a Fund may be higher or lower, based on these assumptions your costs would have been:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
Cash Reserves Fund - Investor Class             $100     $312      $542      $1,201
Tax-Free Money Fund - Investor Class            $115     $359      $622      $1,375
U.S. Government Money Fund - Investor Class     $122     $381      $660      $1,455

[ARROWS ICON]  INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance. Investment professionals generally consider money market funds conservative and safe investments, compared to many other investment alternatives. However, as with all types of securities investing, investments in money market funds are not guaranteed and do present some risk of loss. The Funds will not reimburse you for any losses.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

[ARROWS ICON]  PRINCIPAL RISKS ASSOCIATED WITH THE FUNDS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

INTEREST RATE RISK
Changes in interest rates will affect the resale value of debt securities held in a Fund's portfolio. When interest rates go up, the market values of previously issued debt securities generally decline. Also, a Fund's new investments are likely to be in debt securities paying lower rates than the rest of a Fund's portfolio when interest rates go down. This reduces a Fund's yield. A weak economy or strong stock market may cause interest rates to decline.

CREDIT RISK
The Funds invest in debt instruments, such as notes, bonds and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DURATION RISK
Duration is a measure of a debt security's sensitivity to interest rate changes. Duration of money market securities is usually expressed in terms of days or months, with longer durations usually more sensitive to interest rate fluctuations.

OPPORTUNITY RISK
With long-term investment plans, there may be a risk that you are not taking enough risk, and thus missing the opportunity on other less conservative but potentially more rewarding investments. The Funds have an investment goal of current income, not capital appreciation. Therefore the Funds, by themselves, will not be a suitable investment for people seeking long-term growth for objectives such as retirement or the funding of a child's college education.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

[INVESCO ICON]  FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $389 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

THE INVESTMENT ADVISER

INVESCO, located at 7800 E. Union Avenue, Denver, Colorado, is the investment adviser of the Funds. INVESCO was founded in 1932 and manages over $48.5 billion for more than 1,098,588 shareholders of 46 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agent functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Funds' distributor and is responsible for the sale of the Funds' shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended May 31, 2000:


                                           ADVISORY FEE AS A PERCENTAGE OF
                                      AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
Cash Reserves Fund                                      0.40%
Tax-Free Money Fund                                     0.50%
U.S. Government Money Fund                              0.50%

[INVESCO ICON]  PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of their respective Fund's or Funds' portfolio holdings:

RICHARD R. HINDERLIE, a vice president of INVESCO, is the portfolio manager of Cash Reserves Fund and U.S. Government Money Fund. Dick joined INVESCO in 1993. He holds an M.B.A. from Arizona State University and a B.A. in Economics from Pacific Lutheran University.

INGEBORG S. COSBY, a vice president of INVESCO, is the portfolio manager of Tax-Free Money Fund. Inge joined INVESCO in 1985. She became assistant portfolio manager of the Fund in 1987 and portfolio manager in 1992. Before joining INVESCO, Inge was a portfolio manager assistant at First Affiliated Securities, Inc.

[INVESCO ICON]  POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR LONG-TERM CAPITAL GROWTH PURPOSES.

The Funds offer shareholders the potential for monthly payment of daily income, while maintaining a stable share value, at a level of risk lower than many other types of investments. Yields on short-term securities tend to be lower than the yields on longer-term fixed-income securities. The Funds seek to provide higher returns than other money market funds and the money market in general, but cannot guarantee that performance.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:
o    want to earn income at current money market rates.
o    want to preserve the value of their investment.
o    do not want to be exposed to a high level of risk.
o    are seeking federally tax-exempt income (Tax-Free Money Fund only).
o    are seeking state tax-exempt income (U.S. Government Money Fund only).

You probably do not want to invest in the Funds if you are:
o primarily seeking long-term growth (although the Funds may serve as the cash equivalent portion of a balanced investment program).

[INVESCO ICON]  SHARE PRICE

The value of your Fund shares is not likely to change from $1.00, although this cannot be guaranteed. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of trading on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

THE COMBINATION OF THE AMORTIZED COST METHOD OF VALUATION AND THE DAILY DECLARATION OF DIVIDENDS MEANS THAT EACH FUND'S NET ASSET VALUE IS EXPECTED TO BE $1.00 PER SHARE, DESPITE CHANGES IN THE MARKET VALUE OF A FUND'S SECURITIES.

The Funds use the amortized cost method for establishing the value of their investments. The amortized cost method values securities at their cost at the time of purchase, and then amortizes the discount or premium to maturity. The Funds declare dividends daily, based upon the interest earned by the Funds' investments that day. The combination of the amortized cost method of valuation and the daily declaration of dividends means that each Fund's net asset value is expected to be $1.00 per share, despite changes in the market value of a Fund's securities. However, we cannot guarantee that each Fund's net asset value will be maintained at a constant value of $1.00 per share.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of a Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

[INVESCO ICON]  HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

Cash Reserves Fund offers multiple classes of shares. The chart in this section shows several convenient ways to invest in the Funds. Each class of Cash Reserves Fund represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

There is no charge to invest, exchange or redeem shares when you make transactions directly through INVESCO. However, if you invest in a Fund through a securities broker, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. For all new accounts, please send a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund-Investor Class. You will receive a confirmation of this transaction and may contact INVESCO to exchange into the fund you choose.

INVESCO reserves the right to increase, reduce or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $50 (Minimums are lower for certain retirement plans.)

EXCHANGE POLICY. You may exchange your shares in any of the Funds for shares of the same class in another INVESCO mutual fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the Fund exchanges exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o    You may make up to four exchanges out of each Fund per 12-month period.
o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under
     Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

Please remember that if you pay by check, Automated Clearing House ("ACH") or wire and your funds do not clear, you will be responsible for any related loss to a Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

CHOOSING A SHARE CLASS. Cash Reserves Fund has multiple classes of shares, each class representing an interest in the same portfolio of investments. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, and (iii) the eligibility requirements that apply to purchases of a particular class.

INTERNET TRANSACTIONS. Investors in any of the Investor Class or Class C shares of any INVESCO fund may open new accounts, exchange and redeem shares through the INVESCO Web site. To use this service, you will need a Web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version
4.0 or higher, or AOL version 5.0 or higher) and the ability to use the INVESCO Web site. INVESCO will accept Internet purchase instructions only for exchanges or if the purchase price is paid to INVESCO through debiting your bank account. Internet cash redemptions will be paid only to the same bank account from which the payment to INVESCO originated. INVESCO imposes a limit of $25,000 on Internet purchase and redemption transactions. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to INVESCO, along with a check.

INVESCO employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. In order to enter into a transaction on the INVESCO Web site, you will need an account number, your Social Security Number and an alphanumeric password. If INVESCO follows these procedures, neither INVESCO, its affiliates nor any INVESCO fund will be liable for any loss, liability, cost or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow INVESCO's security procedures. By entering into the user's agreement with INVESCO to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you.


METHOD                        INVESTMENT MINIMUM           PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                      $1,000 for regular           INVESCO does not
Mail to:                      accounts; $250 for an        accept a third party
INVESCO Funds Group, Inc.,    IRA; $50 for each            check unless it is
P.O. Box 173706,              subsequent investment.       from another
Denver, CO 80217-3706.                                     financial institution
You may send your check                                    related to a retire-
by overnight courier to:                                   ment plan transfer.
7800 E. Union Ave.
Denver, CO 80237.
--------------------------------------------------------------------------------
BY WIRE                       $1,000 for regular
You may send your payment     accounts; $250 for
by bank wire (call            an IRA; $50 for each
1-800-525-8085                subsequent investment.
for instructions).
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH         $1,000 for regular           You must forward your
Call 1-800-525-8085           accounts; $250 for           bank account infor-
to request your purchase.     an IRA; $50 for each         mation to INVESCO
Upon your telephone           subsequent investment.       prior to using this
instructions, INVESCO                                      option.
will move money from
your designated
bank/credit union
checking or savings
account in order to
purchase shares.
--------------------------------------------------------------------------------
BY INTERNET                   $1,000 for regular           You will need a Web
Go to the INVESCO             accounts; $250 for           browser to use this
Web site at                   an IRA; $50 for each         service. Internet
invescofunds.com.             subsequent investment.       purchase transactions
                                                           are limited to a
                                                           maximum of $25,000.

METHOD                        INVESTMENT MINIMUM           PLEASE REMEMBER
--------------------------------------------------------------------------------
REGULAR INVESTING WITH        $50 per month for EasiVest;  Like all regular
EASIVEST OR DIRECT PAYROLL    $50 per pay period for       investment plans,
PURCHASE                      Direct Payroll Purchase.     neither EasiVest nor
You may enroll on your fund   You may start or stop        Direct Payroll Pur-
application, or call us for   your regular investment      chase ensures a
a separate form and more      plan at any time with        profit or protects
details. Investing the        two weeks' notice to         against loss in a
same amount on a monthly      INVESCO.                     falling market. Be-
basis allows you to buy                                    cause you'll invest
more shares when prices                                    continually, regard-
are low and fewer shares                                   less of varying price
when prices are high.                                      levels, consider
This "dollar cost averaging"                               your financial
may help offset market                                     ability to keep buy-
fluctuations. Over a period                                ing through low price
of time, your average                                      levels. And remember
cost per share may be less                                 that you will lose
than the actual average                                    money if you redeem
price per share.                                           your shares when the
                                                           market value of all
                                                           your shares is less
                                                           than their cost.
--------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE      $50 for subsequent           You must forward your
Automated transactions by     investments.                 bank account informa-
telephone are available                                    tion to INVESCO
for subsequent purchases                                   prior to using this
and exchanges 24 hours                                     option. Automated
a day. Simply call                                         transac tions are
1-800-424-8085.                                            limited to a maximum
                                                           of $25,000.
--------------------------------------------------------------------------------
BY EXCHANGE                   $1,000 for regular           See "Exchange
Between the same class of     accounts; $250 for           Policy."
any two INVESCO funds.        an IRA; $50 for each
Call 1-800-525-8085 for       subsequent investment.
prospectuses of other
INVESCO funds. Exchanges
may be made in writing,
by telephone or at our Web
site at invescofunds.com.
You may also establish an
automatic monthly exchange
service between two INVESCO
funds; call us for further
details and the correct
form.


[INVESCO ICON]  YOUR ACCOUNT SERVICES

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Funds do not issue share certificates.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you will receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You will receive detailed confirmations of individual purchases, exchanges and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

CHECKWRITING. If you have $1,000 or more in your account, you may redeem shares of a Fund by check. We will provide personalized checks at no charge within 30 days of your account opening. Checks may be made payable to any party in any amount of $500 or more. Shares of the Fund will be redeemed to cover payment of the check. INVESCO reserves the right to institute a charge for this service upon notice to all shareholders. Further information about this option may be obtained from INVESCO.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

TELEPHONE TRANSACTIONS. You may exchange and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out the INVESCO new account Application.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

HOUSEHOLDING. To save money for the Funds, INVESCO will send only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON]  HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell in proper form is received by INVESCO. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times - particularly in periods of severe economic or market disruption - when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 12 business days.

If you participate in EasiVest, the Funds' automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Funds' expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in a Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given 60 days to increase the value of your account to $250 or more.

METHOD                        REDEMPTI0N MINIMUM           PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE                  $250 (or, if less, full      INVESCO's telephone
Call us toll-free at:         liquidation of the account)  redemption privileges
1-800-525-8085.               for a redemption check.      may be modified or
                                                           terminated in the
                                                           future at INVESCO's
                                                           discretion.  The
                                                           maximum amount which
                                                           may be redeemed by
                                                           telephone is
                                                           generally $25,000.
--------------------------------------------------------------------------------
IN WRITING                    Any amount.                  The redemption
Mail your request to                                       request must be
INVESCO Funds Group, Inc.,                                 signed by all
P.O. Box 173706,                                           registered account
Denver, CO  80217-3706.                                    owners. Payment
You may also send                                          will be mailed to
your request by                                            your address as it
overnight courier to                                       appears on INVESCO's
7800 E. Union Ave.,                                        records, or to a bank
Denver, CO 80237.                                          designated by you in
                                                           writing.

METHOD                        REDEMPTI0N MINIMUM           PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                      $500 per check.              Personalized checks
                                                           are available from
                                                           INVESCO at no charge
                                                           within 30 days of
                                                           your account opening
                                                           upon request. Checks
                                                           may be payable to any
                                                           party.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH         $50. IRA redemptions         You must forward
Call 1-800-525-8085 to        are not permitted.           your bank account
request your redemption.                                   information to
INVESCO will automatically                                 INVESCO prior to
pay the proceeds into your                                 using this option.
designated bank account.
--------------------------------------------------------------------------------
BY INTERNET                   $50. IRA redemptions         You will need a Web
Go to the INVESCO             are not permitted.           browser to use
Web site at                                                this service.
invescofunds.com                                           Internet redemption
                                                           transactions are
                                                           limited to a
                                                           maximum of $25,000.
--------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN      $100 per payment on a         You must have at
You may call us to request    monthly or quarterly basis.   least $10,000 total
the appropriate form and      The redemption check may be   invested with the
more information at           made payable to any party     INVESCO funds with
1-800-525-8085.               you designate.                at least $5,000 of
                                                            that total invested
                                                            in the fund from
                                                            which withdrawals
                                                            will be made.
--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY        Any amount.                   All registered
Mail your request to                                        account owners must
INVESCO Funds Group, Inc.,                                  sign the request,
P.O. Box 173706,                                            with signa ture
Denver, CO 80217-3706.                                      guarantees from an
                                                            eligible guarantor
                                                            financial insti-
                                                            tution, such as
                                                            a commercial bank or
                                                            a recognized
                                                            national or regional
                                                            securities firm.

[INVESCO ICON]  DIVIDENDS AND TAXES

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER. WE WILL PROVIDE YOU WITH DETAILED INFORMATION EVERY YEAR ABOUT YOUR DIVIDENDS.

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Funds.

Each Fund earns ordinary or investment income from interest on its investments. The Funds expect to distribute substantially all of this investment income, less Fund expenses, to shareholders. You will ordinarily earn income on each day you are invested in one of the Funds, and that income is paid by the Fund to you once a month. Dividends are automatically reinvested in additional shares of a Fund at the net asset value on the monthly dividend distribution date, unless you request that dividends be paid in cash.

Unless you are (or your account is) exempt from income taxes, you must include all dividends paid to you by Cash Reserves and U.S. Government Money Funds in your taxable income for federal, state and local income tax purposes. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund or other INVESCO funds.

Substantially all of the dividends that you receive from Tax-Free Money Fund are expected to be exempt from federal income taxes, but there is no assurance that this will be the case. For the fiscal year ended May 31, 2000, 97.49% of the dividends declared by this Fund were exempt from federal income taxes. There is no assurance that this will be the case in future years. Dividends that you receive from Tax-Free Money Fund may be subject to state and local taxes, or to the federal Alternative Minimum Tax.

If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold 31% of your distributions and any money that you receive from the sale of shares of the Funds as a backup withholding tax.

Each year, we will provide you with detailed information about your dividends, and the tax status of your dividends, that is required for you to complete your yearly tax filings.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Money Market Funds, Inc.'s 2000 Annual Report to
Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.


                                                 YEAR ENDED MAY 31
                                    --------------------------------------------
                                    2000      1999      1998      1997      1996
CASH RESERVES FUND-
  INVESTOR CLASS
PER SHARE DATA
Net Asset Value--
  Beginning of Period              $1.00     $1.00     $1.00     $1.00     $1.00
--------------------------------------------------------------------------------
INCOME AND DISTRIBUTIONS
  FROM INVESTMENT
  OPERATIONS
NET INVESTMENT INCOME EARNED
  AND DISTRIBUTED TO SHAREHOLDERS   0.05      0.04      0.05      0.05      0.05
================================================================================
Net Asset Value--End of Period     $1.00     $1.00     $1.00     $1.00     $1.00
================================================================================

TOTAL RETURN                       4.87%     4.45%     4.82%     4.69%     5.01%

RATIOS
Net Assets--End of Period       $912,135  $814,158  $766,670  $661,648  $587,277
  ($000 Omitted)
Ratio of Expenses to Average       0.91%     0.90%     0.91%     0.86%     0.87%
  Net Assets(a)(b)
Ratio of Net Investment            4.75%     4.36%     4.76%     4.62%     4.86%
  Income to Average Net Assets(a)

(a) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended May 31, 2000, 1999, 1998, 1997 and 1996. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 0.94%, 0.91%, 0.93%, 0.92% and 0.92%, respectively, and ratio of net investment income to average net assets would have been 4.72%, 4.35%, 4.74%, 4.56% and 4.81%, respectively.

(b) Ratio is based on total expenses of the Class, less expenses absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).

                                                    YEAR ENDED MAY 31
                                        ----------------------------------------
                                        2000     1999     1998     1997     1996
TAX-FREE MONEY FUND-INVESTOR CLASS
PER SHARE DATA
Net Asset Value--
  Beginning of Period                  $1.00    $1.00    $1.00    $1.00    $1.00
--------------------------------------------------------------------------------
INCOME AND DISTRIBUTIONS
  FROM INVESTMENT
  OPERATIONS
NET INVESTMENT INCOME EARNED
  AND DISTRIBUTED TO SHAREHOLDERS       0.03     0.03     0.03     0.03     0.03
================================================================================
Net Asset Value--End of Period         $1.00    $1.00    $1.00    $1.00    $1.00
================================================================================

TOTAL RETURN                           2.86%    2.63%    3.03%    2.90%    3.08%

RATIOS
Net Assets--End of Period
  ($000 Omitted)                     $40,396  $50,697  $54,801  $47,577  $51,649
Ratio of Expenses to Average           0.87%    0.77%    0.76%    0.76%    0.77%
  Net Assets(a)(b)
Ratio of Net Investment Income         2.82%    2.61%    3.01%    2.86%    3.03%
  to Average Net Assets(a)

(a) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended May 31, 2000, 1999, 1998, 1997 and 1996. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 1.11%, 1.02%, 1.06%, 1.01% and 1.05%, respectively, and ratio of net investment income to average net assets would have been 2.58%, 2.36%, 2.71%, 2.61% and 2.75%, respectively.

(b) Ratio is based on total expenses of the Class, less expenses absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).

                                                    YEAR ENDED MAY 31
                                        ----------------------------------------
                                        2000     1999     1998     1997     1996
U.S. GOVERNMENT MONEY FUND-
  INVESTOR CLASS
PER SHARE DATA
Net Asset Value--
  Beginning of Period                  $1.00    $1.00    $1.00    $1.00    $1.00
--------------------------------------------------------------------------------
INCOME AND DISTRIBUTIONS
  FROM INVESTMENT
  OPERATIONS
NET INVESTMENT INCOME EARNED
  AND DISTRIBUTED TO SHAREHOLDERS       0.05     0.04     0.05     0.04     0.05
================================================================================
Net Asset Value--End of Period         $1.00    $1.00    $1.00    $1.00    $1.00
================================================================================

TOTAL RETURN                           4.74%    4.36%    4.74%    4.57%    4.90%

RATIOS
Net Assets--End of Period
  ($000 Omitted)                     $86,060  $91,509  $73,918  $66,451  $79,392
Ratio of Expenses to Average
  Net Assets(a)(b)                     0.86%    0.86%    0.87%    0.86%    0.87%
Ratio of Net Investment Income to
  Average Net Assets(a)                4.63%    4.28%    4.72%    4.51%    4.78%

(a) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended May 31, 2000, 1999, 1998, 1997 and 1996. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 1.16%, 1.08%, 1.12%, 1.06% and 1.05%, respectively, and ratio of net investment income to average net assets would have been 4.33%, 4.06%, 4.47%, 4.31% and 4.59%, respectively.

(b) Ratio is based on total expenses of the Fund, less expenses absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).

SEPTEMBER 30, 2000

INVESCO MONEY MARKET FUNDS, INC.
INVESCO CASH RESERVES FUND-INVESTOR CLASS
INVESCO TAX-FREE MONEY FUND-INVESTOR CLASS
INVESCO U.S. GOVERNMENT MONEY FUND-INVESTOR CLASS

You may obtain additional information about the Funds from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as market and general economic trends affecting each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated September 30, 2000 is a supplement to this Prospectus, and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Funds may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Funds are 811-2606 and 002-55079.










811-2606

PROSPECTUS | September 30, 2000
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
--------------------------------------------------------------------------------

INVESCO MONEY MARKET FUNDS, INC.
INVESCO CASH RESERVES FUND - CLASS A, B AND C

A MUTUAL FUND DESIGNED FOR INVESTORS SEEKING A HIGH LEVEL OF CURRENT INCOME, CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY. CLASS A, B AND C SHARES ARE SOLD PRIMARILY THROUGH THIRD PARTIES, SUCH AS BROKERS, BANKS, AND FINANCIAL PLANNERS.


TABLE OF CONTENTS
Investment Goals, Strategies And Risks........................................24
Fund Performance..............................................................25
Fees And Expenses.............................................................26
Investment Risks..............................................................28
Principal Risks Associated With The Fund......................................28
Fund Management...............................................................29
Portfolio Manager.............................................................30
Potential Rewards.............................................................30
Share Price...................................................................30
How To Buy Shares.............................................................31
How To Sell Shares............................................................37
Dividends And Taxes...........................................................39
Financial Highlights..........................................................40

No dealer, sales person, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

                         [INVESCO ICON] INVESCO FUNDS

The Securities and Exchange Commission has not approved or disapproved the shares of the Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

This Prospectus contains important information about the Fund's Class A, B and C shares, which are sold primarily through third parties, such as brokers, banks, and financial planners. Class A and Class B shares of the Fund are not appropriate for direct investments. We will only permit investment in Class A or Class B shares if such investments occur as a result of exchanges into the Fund from Class A or Class B shares of other INVESCO funds.

The Fund also offers an additional class of shares through a separate prospectus. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-328-2234 or your broker, bank, or financial planner who is offering the Class A, B and C shares offered in this Prospectus.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & Strategies
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO

--------------------------------------------------------------------------------
[KEY ICON]  [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund is a money market fund. It invests in "money market" securities, which are high quality debt securities with a life span or remaining maturity of 397 days or less. The average dollar-weighted maturity of the Fund's portfolio is 90 days or less.

The Fund invests primarily in short-term debt securities issued by large creditworthy corporations, banks and finance companies, as well as debt securities issued by the U.S. government. These securities include corporate debt securities, bank obligations, short-term commercial paper, U.S. government debt, and repurchase agreements.

The Fund operates under policies designed to ensure compliance with specific federal regulations applied to money market funds. These policies include requirements for:
o    maintaining high credit quality of the Fund's investments;
o    maintaining a short average portfolio maturity;
o ensuring adequate diversification of both the issuers of the Fund's investments and the guarantors of those investments, if any; and
o monitoring accurate pricing of the Fund's investments so unfairness does not result from the use of the amortized cost method to value those investments.

The Fund is not intended for investors seeking capital appreciation. While not intended as a complete investment program, the Fund may be a valuable element of your investment portfolio.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, there is always a risk that you may lose money on your investment in the Fund.

[GRAPH ICON]  FUND PERFORMANCE

Since the Fund's Class C shares were not offered until February 15, 2000 and the Class A and B shares were not offered until August 15, 2000, the bar chart below shows the Fund's Investor Class shares' actual yearly performance for the years ended December 31 (commonly known as its "total return") over the past decade. Investor Class shares are not offered in this Prospectus. INVESTOR CLASS AND CLASS A, B AND C RETURNS WOULD BE SIMILAR BECAUSE ALL CLASSES OF SHARES INVEST IN THE SAME PORTFOLIO OF SECURITIES. THE RETURNS OF THE CLASSES WOULD DIFFER, HOWEVER, TO THE EXTENT OF DIFFERING LEVELS OF EXPENSES. IN THIS REGARD, THE BAR CHART DOES NOT REFLECT SALES CHARGES, CONTINGENT DEFERRED SALES CHARGES OR ASSET BASED SALES CHARGES; IF IT DID, THE TOTAL RETURNS SHOWN WOULD BE LOWER. The table below shows average annual total returns for various periods ended December 31, 1999 for the Fund's Investor Class shares. To obtain current 7-day yield information, please call INVESCO at 1-800-328-2234. Remember, past performance does not indicate how the Fund will perform in the future.

The chart below contains the following plot points:

--------------------------------------------------------------------------------
                       CASH RESERVES FUND - INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
================================================================================
'90     '91     '92     '93     '94     '95     '96     '97     '98     '99
7.82%   5.58%   3.16%   2.36%   3.70%   5.26%   4.70%   4.81%   4.74%   4.38%
--------------------------------------------------------------------------------
Best Calendar Qtr.  6/90     1.93%
Worst Calendar Qtr. 6/93     0.56%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                          AVERAGE ANNUAL TOTAL RETURN(1),(2),(3)
                                                       AS OF 12/31/99
--------------------------------------------------------------------------------
                                                1 year     5 years     10 years

Cash Reserves Fund--Investor Class              4.38%      4.78%       4.64%


(1) Total return figures include reinvested dividends and the effect of the Fund's expenses.
(2) Return for Cash Reserves Fund - Investor Class was 1.37% year-to-date as of the calendar quarter ended June 30, 2000.
(3) The total returns are for the Investor Class shares that are not offered in this Prospectus. Total returns of Class A, B and C shares will differ only to the extent that the classes do not have the same expenses.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                               Class A     Class B     Class C
Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage of
offering price)                                None        None        None

Maximum Deferred Sales Charge (Load)
(as a percentage of the total original cost
of the shares)                                 1.00%(1)    5.00%(1)    1.00%(1)

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
                                               Class A     Class B     Class C

Management Fees                                0.40%       0.40%       0.40%
Distribution and Service (12b-1)fees(2)        0.35%       1.00%       1.00%
Other Expenses                                 0.58%(3)    0.58%(3)    0.15%(4)
                                               --------    --------    --------
Total Annual Fund Operating Expenses           1.33%(3)    1.98%(3)    1.55%(4)
                                               ========    ========    ========

(1) A 5% and 1% contingent deferred sales charge (CDSC) may be charged on Class B and Class C shares, respectively, and a 1% CDSC may be charged on Class A shares under certain circumstances. Please see the section entitled "How To Buy Shares."

(2) Because each Class pays a 12b-1 distribution fee which is based upon the Fund's assets, if you own shares of the Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(3) Based on estimated expenses for the current fiscal year which may be more or less than actual expenses. Actual expenses are not provided because the Fund's Class A and B shares were not offered until August 15, 2000. Certain expenses of the Fund will be absorbed voluntarily by INVESCO in order to ensure that expenses for the Fund's Class A and B shares will not exceed 1.25% and 1.90%, respectively, of the Fund's average net assets attributable to the respective class of shares pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Class A shares' Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ending May 31, 2001 are estimated to be 0.50% and 1.25%, respectively, of the Fund's average net assets attributable to Class A shares; and the Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ending May 31, 2001 are estimated to be 0.50% and 1.90%, respectively, of the Fund's average net assets attributable to Class B shares.

(4) The expense information in the table has been restated from the financial statements to reflect a change in the transfer agency fees.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Examples assume that you invested $10,000 in the Fund for the time periods indicated. The first Example assumes that you redeem all of your shares at the end of those periods. The second Example assumes that you keep your shares. Both Examples also assume that your investment had a hypothetical 5% return each year and that the Fund's operating expenses remained the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would have been:

IF SHARES ARE REDEEMED              1 year     3 years     5 years     10 years
Class A(1)                          $135       $421        $  729      $1,601
Class B                              701        921         1,268       2,142
Class C                              258        490           845       1,759

IF SHARES ARE NOT REDEEMED          1 year     3 years     5 years     10 years
Class A(1)                          $135       $421        $  729      $1,601
Class B                              201        621         1,068       2,142
Class C                              158        490           845       1,759

(1) Please note that the example numbers are based on a $10,000 initial investment. Under certain circumstances, you may be charged a CDSC when you redeem. In such circumstances, the expenses for Class A shares would be higher than what is reflected in the table if the shares are redeemed. Please see the section entitled "How To Buy Shares - Exchange Policy."

[ARROWS ICON]  INVESTMENT RISKS

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance. Investment professionals generally consider money market funds conservative and safe investments, compared to many other investment alternatives. However, as with all types of securities investing, investments in money market funds are not guaranteed and do present some risk of loss. The Fund will not reimburse you for any losses.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

[ARROWS ICON]  PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special factors associated with the policies discussed below in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

INTEREST RATE RISK
Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. When interest rates go up, the market values of previously issued debt securities generally decline. Also, the Fund's new investments are likely to be in debt securities paying lower rates than the rest of the Fund's portfolio when interest rates go down. This reduces the Fund's yield. A weak economy or strong stock market may cause interest rates to decline.

CREDIT RISK
The Fund invests in debt instruments, such as notes, bonds and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DURATION RISK
Duration is a measure of a debt security's sensitivity to interest rate changes. Duration of money market securities is usually expressed in terms of days or months, with longer durations usually more sensitive to interest rate movements.

OPPORTUNITY RISK
With long-term investment plans, there may be a risk that you are not taking enough risk, and thus missing the opportunity on other less conservative but potentially more rewarding investments. The Fund has an investment goal of current income, not capital appreciation. Therefore the Fund, by itself, will not be a suitable investment for people seeking long-term growth for objectives such as retirement or the funding of a child's college education.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

[INVESCO ICON]  FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $389 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISER

INVESCO, located at 7800 E. Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $48.5 billion for more than 1,098,588 shareholders of 46 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Fund, including administrative and transfer agent functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fee the Fund paid to INVESCO for its advisory services in the fiscal year ended May 31, 2000:

                                  ADVISORY FEE AS A PERCENTAGE OF AVERAGE ANNUAL
                                           NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
Cash Reserves Fund                                    0.40%

[INVESCO ICON]  PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

RICHARD R. HINDERLIE, a vice president of INVESCO, is the portfolio manager of the Fund. Dick joined INVESCO in 1993. He holds an M.B.A. from Arizona State University and a B.A. in Economics from Pacific Lutheran University.

[INVESCO ICON]  POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR LONG-TERM CAPITAL GROWTH PURPOSES.

The Fund offers shareholders the potential for monthly payment of daily income, while maintaining a stable share value, at a level of risk lower than many other types of investments. Yields on short-term securities tend to be lower than the yields on longer-term fixed-income securities. The Fund seeks to provide higher returns than other money market funds and the money market in general, but cannot guarantee that performance.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:
o    want to earn income at current money market rates.
o    want to preserve the value of their investment.
o    do not want to be exposed to a high level of risk.

You probably do not want to invest in the Fund if you are:
o primarily seeking long-term growth (although the Fund may serve as the cash equivalent portion of a balanced investment program).

[INVESCO ICON]  SHARE PRICE

The value of your Fund shares is not likely to change from $1.00, although this cannot be guaranteed. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

THE COMBINATION OF THE AMORTIZED COST METHOD OF VALUATION AND THE DAILY DECLARATION OF DIVIDENDS MEANS THAT THE FUND'S NET ASSET VALUE IS EXPECTED TO BE $1.00 PER SHARE, DESPITE CHANGES IN THE MARKET VALUE OF THE FUND'S SECURITIES.

The Fund uses the amortized cost method for establishing the value of its investments. The amortized cost method values securities at their cost at the time of purchase, and then amortizes the discount or premium to maturity. The Fund declares dividends daily, based upon the interest earned by the Fund's investments that day. The combination of the amortized cost method of valuation and the daily declaration of dividends means that the Fund's net asset value is expected to be $1.00 per share, despite changes in the market value of the Fund's securities. However, we cannot guarantee that the Fund's net asset value will be maintained at a constant value of $1.00 per share.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of the Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

[INVESCO ICON]  HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Fund offers multiple classes of shares. We will only permit investment in Class A or Class B shares if such investments occur as a result of exchanges into the Fund from Class A or Class B shares of other INVESCO funds. The chart in this section shows several convenient ways to invest in the Fund. Each class represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

If you invest in the Fund through a securities broker, including a broker affiliated with INVESCO, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. For all new accounts, please send a completed application form and specify the fund or funds and the class or classes of shares you wish to purchase.

INVESCO reserves the right to increase, reduce or waive the Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $50 (Minimums are lower for certain retirement plans.)

EXCHANGE POLICY. You may exchange your shares in the Fund for shares of the same class in another INVESCO mutual fund on the basis of their respective NAVs at the time of the exchange. Currently, the only other INVESCO Fund available for exchange with respect to Class A and B shares is INVESCO Advantage Fund. If you exchange Class A shares of another INVESCO fund purchased at NAV into Class A shares of Cash Reserves Fund, you will not pay a CDSC at the time of that exchange. If you exchange shares that are subject to a CDSC into Cash Reserves Fund, you will not pay a CDSC at the time of that exchange; however, those shares will continue to be subject to the applicable CDSC. Shares of any money market fund purchased without a sales charge may be exchanged for shares of funds offered with a sales charge upon payment of the sales charge.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC or sales charge into Class A shares subject to those charges, you will be charged any applicable CDSC or sales charge at the time you redeem. You will not pay a sales charge when exchanging Class B shares for other Class B shares or Class C shares for other Class C shares. If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating any CDSC that may be assessed upon a subsequent redemption.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o You may make up to four exchanges out of the Fund per 12-month period, but you may be subject to the CDSC, described below.
o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the fund into which you wish to exchange are temporarily stopped.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to any fund of INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

CHOOSING A SHARE CLASS. The Fund has multiple classes of shares, each class representing an interest in the same portfolio of investments. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to that class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any assistance you may receive in making your investment determination.

In addition you should also consider the factors below:

CLASS A                    CLASS B                    CLASS C

Exchange only              Exchange only

No initial sales charge    No initial sales charge    No initial sales charge

You may pay a CDSC on      CDSC on redemptions        CDSC on redemptions
redemptions within 18      within six years           within 13 months
months.  Please see
"Exchange Policy"

12b-1 fee of 0.35%         12b-1 fee of 1.00%         12b-1 fee of 1.00%

No conversion              Converts to Class A        No conversion
                           shares after eight years
                           along with a pro rata
                           portion of its reinvested
                           dividends and
                           distributions

Generally more appro-      Exchanges are limited      Purchase orders limited to
priate for long-term       to amounts of              amounts of $1,000,000 or
investors                  $250,000 or less           less.  Generally more
                                                      appropriate for short-term
                                                      investors.

Your investment representative can help you decide among the various classes. Please contact your investment representative for several convenient ways to invest in the Fund. Class A, B and C shares of the Fund are available only through your investment representative.

SALES CHARGES

CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B AND C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

Year since
purchase made             Class B          Class C
--------------------------------------------------
First                     5%               1%*
Second                    4%               None
Third                     3%               None
Fourth                    3%               None
Fifth                     2%               None
Sixth                     1%               None
Seventh and following     None             None

* The first year will consist of the first 13 months.

CDSC EXCEPTIONS

You will not pay a CDSC:
o    if you redeem Class B shares you held for more than six years;
o    if you redeem Class C shares you held for more than 13 months;
o if you redeem shares acquired through reinvestment of dividends and distributions;
o    on increases in the net asset value of your shares;
o if you participate in the periodic withdrawal program and withdraw up to 10% of the value of your shares that are subject to a CDSC in any 12-month period. The value of your shares, and applicable 12-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
o    to pay account fees;
o for IRA distributions due to death, disability or periodic distributions based on life expectancy;
o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
o    for redemptions following the death of a shareholder or beneficial owner.


There may be other situations when you may be able to purchase or redeem shares at reduced or no sales charges. Consult the Fund's Statement of Additional Information for further details.

INTERNET TRANSACTIONS. Investors in any of the Investor Class or Class C shares of any INVESCO fund may open new accounts, exchange and redeem shares through the INVESCO Web site. Class A and B shares of Cash Reserves Fund are not available on the INVESCO Web site. Class C shares of Cash Reserves Fund may be exchanged using the INVESCO Web site. To use this service, you will need a Web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to use the INVESCO Web site. INVESCO will accept Internet purchase instructions only for exchanges or if the purchase price is paid to INVESCO through debiting your bank account. Internet cash redemptions will be paid only to the same bank account from which the payment to INVESCO originated. INVESCO imposes a limit of $25,000 on Internet purchase and redemption transactions. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to INVESCO, along with a check.

INVESCO employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. In order to enter into a transaction on the INVESCO Web site, you will need an account number, your Social Security Number and an alphanumeric password. If INVESCO follows these procedures, neither INVESCO, its affiliates nor any INVESCO fund will be liable for any loss, liability, cost or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow INVESCO's security procedures. By entering into the user's agreement with INVESCO to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you.


METHOD                        INVESTMENT MINIMUM           PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK (CLASS C)            $1,000 for regular           INVESCO does not
Mail to:                      accounts; $250 for an        accept a third party
INVESCO Funds Group, Inc.,    IRA; $50 for each            check unless it is
P.O. Box 17970,               subsequent investment.       from another
Denver, CO 80217.                                          financial institu
You may send your check                                    tion related to a
by overnight courier to:                                   retirement plan
7800 E. Union Ave.                                         transfer.
Denver, CO 80237.
--------------------------------------------------------------------------------
BY WIRE (CLASS C)             $1,000 for regular
You may send your payment     accounts; $250 for an
by bank wire (call            IRA; $50 for each
1-800-328-2234 for            subsequent investment.
instructions).

METHOD                        INVESTMENT MINIMUM           PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH         $1,000 for regular           You must forward
(CLASS C)                     accounts; $250 for an        your bank account
Call 1-800-328-2234 to        IRA; $50 for each            information to
request your purchase. Upon   subsequent investment.       INVESCO prior to
receiving your telephone                                   using this option.
instructions, INVESCO will                                 instructions.
move money from your
designated bank/credit
union checking or savings
account in order to
purchase shares.
--------------------------------------------------------------------------------
BY INTERNET (CLASS C)         $1,000 for regular           You will need a
Go to the INVESCO Web site    accounts; $250 for an        Web browser to use
at invescofunds.com           IRA; $50 for each            this service.
                              subsequent investment.       Internet purchase
                                                           transactions are
                                                           limited to a maximum
                                                           of $25,000.
--------------------------------------------------------------------------------
REGULAR INVESTING WITH        $50 per month for            Like all regular
EASIVEST OR DIRECT PAYROLL    EasiVest; $50 per pay        investment plans,
PURCHASE (ALL CLASSES)        period for Direct Payroll    neither EasiVest nor
You may enroll on your fund   Purchase. You may start or   Direct Payroll
application, or call us       stop your regular            Purchase ensures a
for a separate form and       investment plan at any       profit or protects
more details. Investing the   time with two weeks'         against loss in a
same amount on a monthly      notice to INVESCO.           falling market.
basis allows you to buy                                    Because you'll
more shares when prices are                                invest continually,
low and fewer shares when                                  regardless of
prices are high. This                                      varying price
"dollar cost averaging" may                                levels, consider
help offset market                                         your financial
fluctuations. Over a period                                ability to keep
of time, your average cost                                 buying through low
per share may be less than                                 price levels. And
the actual average price                                   remember that you
per share.                                                 will lose money if
                                                           you redeem your
                                                           shares when the
                                                           market value of all
                                                           your shares is less
                                                           than their cost.
--------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE      $50 for subsequent           You must forward
(CLASS C)                     investments.                 your bank account
Automated transactions by                                  information to
telephone are available for                                INVESCO prior to
subsequent purchases and                                   using this option.
exchanges 24 hours a day.                                  Automated
Simply call 1-800-424-8085.                                transactions are
                                                           limited to a maximum
                                                           of $25,000.

METHOD                        INVESTMENT MINIMUM           PLEASE REMEMBER
--------------------------------------------------------------------------------
BY EXCHANGE (ALL CLASSES)     $1,000 for regular           See "Exchange
Between the same class of     accounts; $250 for an        Policy."
any two INVESCO funds.        IRA; $50 for each
Call 1-800-328-2234 for       subsequent investment.
prospectuses of other
INVESCO funds. Exchanges
may be made in writing or
by telephone.  Class C
shares may also be
exchanged at our Web site
at invescofunds.com. You
may also establish an
automatic monthly exchange
service between two INVESCO
funds; call us for further
details and the correct
form.

DISTRIBUTION EXPENSES. We have adopted a Master Distribution Plan and Agreement (commonly known as a "12b-1 Plan") for each class of shares of the Fund. The 12b-1 fees paid by the Fund's classes of shares are used to pay distribution fees to IDI for the sale and distribution of the Fund's shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Fund's shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

HOUSEHOLDING. To save money for the Fund, INVESCO will send only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

[INVESCO ICON]  HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell in proper form is received by INVESCO. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 12 business days.

Because of the Fund's expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in the Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given 60 days to increase the value of your account to $250 or more.

REDEMPTION FEES. Except for any applicable CDSC, we will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions.


METHOD                        REDEMPTION MINIMUM           PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE                  $250 (or, if less, full      INVESCO's telephone
Call us toll-free at:         liquidation of the           redemption
1-800-328-2234.               account) for a redemption    privileges may be
                              check.                       modified or
                                                           terminated in the
                                                           future at INVESCO's
                                                           discretion. The
                                                           maximum amount which
                                                           may be redeemed by
                                                           telephone is
                                                           generally $25,000.
--------------------------------------------------------------------------------
IN WRITING                    Any amount.                  The redemption
Mail your request to                                       request must be
INVESCO Funds Group,                                       signed by all
Inc., P.O. Box                                             registered account
17970, Denver, CO                                          owners. Payment
80217. You may also                                        will be mailed to
send your request by                                       your address as it
overnight courier to                                       appears on
7800 E. Union Ave.,                                        INVESCO's records,
Denver, CO 80237.                                          or to a bank
                                                           designated by you
                                                           in writing.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH         $250                         You must forward
Call 1-800-328-2234                                        your bank account
to request your                                            information to
redemption.                                                INVESCO prior to
                                                           using this option.
                                                           INVESCO will
                                                           automatically pay
                                                           the proceeds into
                                                           your designated bank
                                                           account.
--------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN      $100 per payment on a        You must have at
You may call us to request    monthly or quarterly         least $10,000 total
the appropriate form and      basis. The redemption        invested with the
more information at           check may be made payable    INVESCO funds with
1-800-328-2234.               to any party you             at least $5,000 of
                              designate.                   that total invested
                                                           in the fund from
                                                           which withdrawals
                                                           will be made.
--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY        Any amount.                  All registered
Mail your request to                                       account owners must
INVESCO Funds Group, Inc.,                                 sign the request,
P.O. Box 17970,                                            with signature
Denver, CO 80217.                                          guarantees from an
                                                           eligible guarantor
                                                           financial
                                                           institution, such as
                                                           a commercial bank or
                                                           a recognized
                                                           national or regional
                                                           securities firm.

[INVESCO ICON]  DIVIDENDS AND TAXES

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Fund.

The Fund earns ordinary or investment income from interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders. You will ordinarily earn income on each day you are invested in the Fund, and that income is paid by the Fund to you once a month. Dividends are automatically reinvested in additional shares of the Fund at the net asset value on the monthly dividend distribution date, unless you request that dividends be paid in cash.

Unless you are (or your account is) exempt from income taxes, you must include all dividends paid to you by the Fund in your taxable income for federal, state and local income tax purposes. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the Fund or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Fund is required by law to withhold 31% of your distributions and any money that you receive from the sale of shares of the Fund as a backup withholding tax.

We will provide you with detailed information every year about your dividends.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of Investor Class and Class C shares of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share. Since Class A and B shares are new, financial information is not available for these classes as of the date of this Prospectus. The total returns in the table represent the annual percentages that an investor would have earned on an investment in an Investor Class or Class C share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Money Market Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                 YEAR ENDED MAY 31
                                    --------------------------------------------
                                    2000      1999      1998      1997      1996
CASH RESERVES FUND--
  INVESTOR CLASS
PER SHARE DATA
Net Asset Value--
  Beginning of Period              $1.00     $1.00     $1.00     $1.00     $1.00
--------------------------------------------------------------------------------
INCOME AND DISTRIBUTIONS
  FROM INVESTMENT
  OPERATIONS
NET INVESTMENT INCOME EARNED
  AND DISTRIBUTED TO SHAREHOLDERS   0.05      0.04      0.05      0.05      0.05
================================================================================
Net Asset Value--End of Period     $1.00     $1.00     $1.00     $1.00     $1.00
================================================================================

TOTAL RETURN                       4.87%     4.45%     4.82%     4.69%     5.01%

RATIOS
Net Assets--End of Period
  ($000 Omitted)                $912,135  $814,158  $766,670  $661,648  $587,277
Ratio of Expenses to Average
  Net Assets(a)(b)                 0.91%     0.90%     0.91%     0.86%     0.87%
Ratio of Net Investment Income
  to Average Net Assets(a)         4.75%     4.36%     4.76%     4.62%     4.86%

(a) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended May 31, 2000, 1999, 1998, 1997 and 1996. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 0.94%, 0.91%, 0.93%, 0.92% and 0.92%, respectively, and ratio of net investment income to average net assets would have been 4.72%, 4.35%, 4.74%, 4.56% and 4.81%, respectively.

(b) Ratio is based on total expenses of the Class, less expenses absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).

                                                  PERIOD ENDED MAY 31
                                                  -------------------
                                                        2000(a)

CASH RESERVES FUND--CLASS C
PER SHARE DATA                                            $1.00
Net Asset Value--Beginning of Period
---------------------------------------------------------------------
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS                              0.01
=====================================================================
Net Asset Value--End of Period                            $1.00
=====================================================================

TOTAL RETURN(b)                                        1.36%(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                 $4,186
Ratio of Expenses to Average Net Assets(d)             1.54%(e)
Ratio of Net Investment Income to Average Net Assets   4.73%(e)


(a) From February 15, 2000, since inception of Class C, to May 31, 2000.
(b) The applicable CDSC fees are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on total expenses of the Class, less expenses absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Annualized.

SEPTEMBER 30, 2000

INVESCO MONEY MARKET FUNDS, INC.
INVESCO CASH RESERVES FUND--CLASS A, B AND C

You may obtain additional information about the Fund from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated September 30, 2000 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-328-2234. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-2606 and 002-55079.








811-2606

                       STATEMENT OF ADDITIONAL INFORMATION

                        INVESCO MONEY MARKET FUNDS, INC.

        INVESCO Cash Reserves Fund - Investor Class and Class A, B and C
                  INVESCO Tax-Free Money Fund - Investor Class
               INVESCO U.S. Government Money Fund - Investor Class


Address:                                  Mailing Address:

7800 E. Union Ave., Denver, CO 80237      P.O. Box 173706, Denver, CO 80217-3706

                                   Telephone:

                       In continental U.S., 1-800-328-2234



                               September 30, 2000
--------------------------------------------------------------------------------
A Prospectus for the Investor Class shares of INVESCO Cash Reserves, INVESCO Tax-Free Money and INVESCO U.S. Government Money Funds and a Prospectus for the Class A, B and C shares of INVESCO Cash Reserves Fund dated September 30, 2000 provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses.

You may obtain, without charge, the current Prospectuses, SAI and annual and semiannual reports of the Funds by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706 , or by calling 1-800-525-8085 for Investor Class and 1-800-328-2234 for Class A, B and C. The Prospectus of the Investor Class shares of the Funds and the Prospectus of the Class A, B and C shares of INVESCO Cash Reserves Fund are also available through the INVESCO Web site at invescofunds.com.

TABLE OF CONTENTS

The Company...................................................................45

Investments, Policies and Risks...............................................45

Investment Restrictions.......................................................52

Management of the Funds.......................................................55

Other Service Providers.......................................................80

Brokerage Allocation and Other Practices......................................80

Capital Stock.................................................................81

Tax Consequences of Owning Shares of a Fund...................................83

Performance...................................................................84

Code of Ethics................................................................87

Financial Statements..........................................................87

Appendix A....................................................................88

THE COMPANY

The Company was incorporated on April 2, 1993, under the laws of Maryland. On July 1, 1993, the Company, through Cash Reserves Fund, Tax-Free Money Fund and U.S. Government Money Fund, respectively, assumed all of the assets and liabilities of Financial Daily Income Shares, Inc. (incorporated in Colorado on October 14, 1975), Financial Tax-Free Money Fund, Inc. (incorporated in Colorado on March 4, 1983) and Financial U.S. Government Money Fund, a series of Financial Series Trust (organized as a Massachusetts business trust on July 15,
1987) (collectively, the "Predecessor Funds"). All financial and other information about the Funds for the period prior to July 1, 1993, relates to such Predecessor Funds.

The Company is an open-end, diversified, management investment company currently consisting of three portfolios of investments: INVESCO Cash Reserves Fund - Investor Class and Class A, B and C, INVESCO Tax-Free Money Fund - Investor Class and INVESCO U.S. Government Money Fund - Investor Class (each a "Fund" and, collectively, the "Funds"). Additional funds may be offered in the future.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A "management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds.

INVESTMENTS, POLICIES AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectuses of the Funds. The investment objective of each of the Funds is to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity, and investing in high-quality debt securities. (What constitutes a high-quality debt security varies with the type of security and, where applicable, is noted in the discussion of each security.) Tax-Free Money Fund also seeks income exempt from federal income tax. Each Fund's assets are invested in securities having maturities of 397 days or less, and the dollar-weighted average maturity of the portfolio will not exceed 90 days. The Funds buy only securities determined by INVESCO Funds Group, Inc. ("INVESCO"), the Funds' investment adviser, pursuant to procedures approved by the board of directors, to be of high quality with minimal credit risk and to be eligible for investment by the Funds under applicable U.S. Securities and Exchange Commission ("SEC") rules. Generally, the Funds are required to invest at least 95% of their total assets in the securities of issuers with the highest credit rating. Credit ratings are the opinion of the private companies (such as Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's")) that rate companies on their securities; they are not guarantees. See Appendix A for additional descriptions of the Funds' investments, as well as discussions of the degrees of risk involved in such investments.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding 270 days.

Commercial paper acquired by a Fund must be rated by at least two nationally recognized securities ratings organizations (NRSROs), generally S&P and Moody's, in the highest rating category (A-1 by S&P or P-1 by Moody's), or, where the obligation is rated by only S&P or Moody's and not by any other NRSRO, such obligation is rated A-1 or P-1. Money market instruments purchased by a Fund which are not rated by any NRSRO must be determined by INVESCO to be of equivalent credit quality to the rated securities in which a Fund may invest. In INVESCO's opinion, obligations that are not rated are not necessarily of lower quality than those which are rated; however, they may be less marketable and typically may provide higher yields. The Funds invest in unrated securities only when such an investment is in accordance with a Fund's investment objective of achieving a high level of current income and when such investment will not impair the Fund's ability to comply with requests for redemptions. Commercial paper is usually secured by the corporation's assets but may sometimes be backed by a letter of credit from a bank or other financial institution.

CREDIT ENHANCEMENTS -- The Funds may acquire a right to sell an obligation to another party at a guaranteed price approximating par value, either on demand or at specified intervals. The right to sell may form part of the obligation or be acquired separately by a Fund. These rights may be referred to as demand features, guarantees or puts, depending on their characteristics (collectively referred to as "Guarantees"), and may involve letters of credit or other credit support arrangements supplied by domestic or foreign banks supporting the other party's ability to purchase the obligation from a Fund. The Funds will acquire Guarantees solely to facilitate portfolio liquidity and do not intend to exercise them for trading purposes. In considering whether an obligation meets the Fund's quality standards, a Fund may look to the creditworthiness of the party providing the right to sell or to the quality of the obligation itself. The acquisition of a Guarantee will not affect the valuation of the underlying obligation which will continue to be valued in accordance with the amortized cost method of valuation.

DIVERSIFICATION -- The Company is a diversified investment company under the Investment Company Act of 1940 (the "1940 Act"). Except to the extent permitted under Rule 2a-7 of the 1940 Act or any successor rule thereto, no more than 5% of the value of each Fund's total assets can be invested in the securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies).

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue certificates of deposit ("CDs") and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over the counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC and obtaining listing on a securities exchange or in the over the counter market.

INSURANCE FUNDING AGREEMENTS -- The Funds may also invest in funding agreements issued by domestic insurance companies. Such funding agreements will only be purchased from insurance companies which have outstanding an issue of long-term debt securities rated AAA or AA by S&P, or Aaa or Aa by Moody's. In all cases, the Funds will attempt to obtain the right to demand payment, on not more than seven days' notice, for all or any part of the amount subject to the funding agreement, plus accrued interest. The Funds intend to execute their right to demand payment only as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio. A Fund's investments in funding agreements that do not have this demand feature, or for which there is not a readily available market, are considered to be investments in illiquid securities.

LOAN PARTICIPATION INTERESTS -- The Funds may purchase loan participation interests in all or part of specific holdings of corporate debt obligations. The issuer of such debt obligations is also the issuer of the loan participation interests into which the obligations have been apportioned. A Fund will purchase only loan participation interests issued by companies whose commercial paper is currently rated in the highest rating category by at least two NRSROs, generally S&P and Moody's (A-1 by S&P or P-1 by Moody's), or where such instrument is rated only by S&P or Moody's and not by any other NRSRO, such instrument is rated A-1 or P-1. Such loan participation interests will only be purchased from banks which meet the criteria for banks discussed above and registered broker-dealers or registered government securities dealers which have outstanding commercial paper or other short-term debt obligations rated in the highest rating category by at least two NRSROs or by one NRSRO if such obligation is rated by only one NRSRO. Such banks and security dealers are not guarantors of the debt obligations represented by the loan participation interests, and therefore are not responsible for satisfying such debt obligations in the event of default. Additionally, such banks and securities dealers act merely as facilitators, with regard to repayment by the issuer, with no authority to direct or control repayment. A Fund will attempt to ensure that there is a readily available market for all of the loan participation interests in which it invests. The Funds' investments in loan participation interests for which there is not a readily available market are considered to be investments in illiquid securities.

MUNICIPAL OBLIGATIONS -- Tax-Free Money Fund may invest in short-term municipal debt securities including municipal bonds, notes and commercial paper.

     MUNICIPAL BONDS -- Municipal bonds are classified as general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues generated by a particular facility or class of facility, or in some cases from the proceeds of a special excise tax or specific revenue source. Industrial development obligations are a particular kind of municipal bond which are issued by or on behalf of public authorities to obtain funds for many kinds of local, privately operated facilities. Such obligations are, in most cases, revenue bonds that generally are secured by a lease with a particular private corporation.

     MUNICIPAL NOTES -- Municipal notes are short-term debt obligations issued by municipalities which normally have a maturity at the time of issuance of six months to three years. Such notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are normally obligations of the issuing municipality or agency.

     MUNICIPAL COMMERCIAL PAPER -- Municipal commercial paper is short-term debt obligations issued by municipalities which may be issued at a discount (sometimes referred to as Short-Term Discount Notes). These obligations are issued to meet seasonal working capital needs of a municipality or interim construction financing and are paid from a municipality's general revenues or refinanced with long-term debt. Although the availability of municipal commercial paper has been limited, from time to time the amounts of such debt obligations offered have increased, and INVESCO believes that this increase may continue.

     VARIABLE RATE OBLIGATIONS -- The interest rate payable on a variable rate municipal obligation is adjusted either at predetermined periodic intervals or whenever there is a change in the market rate of interest upon which the interest rate payable is based. A variable rate obligation may include a demand feature pursuant to which a Fund would have the right to demand prepayment of the principal amount of the obligation prior to its stated maturity. The issuer of the variable rate obligation may retain the right to prepay the principal amount prior to maturity.

It is a policy of Tax-Free Money Fund that, under normal market conditions, it will have at least 80% of its net assets invested in municipal obligations that, based on the opinion of counsel to the issuer, pay interest free from federal income tax. It is the Fund's present intention to invest its assets so that substantially all of its annual income will be tax-exempt. Tax-Free Money Fund may invest in municipal obligations whose interest income may be specially treated as a tax preference item under the alternative minimum tax ("AMT"). Securities that generate income that is a tax preference item may not be counted towards the 80% tax exempt threshold described above. Tax-exempt income may result in an indirect tax preference item for corporations, which may subject an investor to liability under the AMT depending on its particular situation. Tax-Free Money Fund, however, will not invest more than 20% of its net assets in obligations the interest from which gives rise to a preference item for the purpose of the AMT and in other investments subject to federal income tax. Distributions from this Fund may be subject to state and local taxes.

Tax-Free Money Fund will not purchase a municipal obligation unless the Fund has been advised that the issuer's bond counsel has rendered an opinion that such obligations have been validly issued and that the interest thereon is exempt from federal income taxation. In addition, Tax-Free Money Fund will not purchase a municipal obligation that, in the opinion of INVESCO, is reasonably likely to be held not to be validly issued or to pay interest thereon which is not exempt from federal income taxation.

Municipal obligations purchased by the Fund must be rated by at least two NRSROs
- generally S&P and Moody's - in the highest rating category (AAA or AA by S&P or Aaa or Aa by Moody's), or by one NRSRO in the highest rating category if such obligations are rated by only one NRSRO. Municipal notes or municipal commercial paper must be rated in the highest rating category by at least two NRSROs, or where the note or paper is rated only by one NRSRO, in the highest rating category by that NRSRO. If a security is unrated, the Fund may invest in such security if INVESCO determines, in an analysis similar to that performed by Moody's or S&P in rating similar securities and issuers, that the security is comparable to that eligible for investment by the Fund. After the Fund has purchased an issue of municipal obligations, such issue might cease to be rated or its rating might be reduced below the minimum required for purchase. If a security originally rated in the highest rating category by a NRSRO has been downgraded to the second highest rating category, INVESCO must assess promptly whether the security presents minimal credit risk and must take such action with respect to the security as it determines to be in the best interest of the Fund. If a security is downgraded below the second highest rating of an NRSRO, is in default, or no longer presents a minimal credit risk, the security must be disposed of either within five business days of INVESCO becoming aware of the new rating, the default or the credit risk, or as soon as practicable consistent with achieving an orderly disposition of the security, whichever is the first to occur, unless the executive committee of the Company's board of directors determines within the aforesaid five business days that holding the security is in the best interest of the Fund.

PORTFOLIO SECURITIES LOANS -- The Company, on behalf of each of the Funds, may lend limited amounts of the Funds' portfolio securities (not to exceed 33 1/3% of a Fund's total assets). Because there could be delays in recovery of loaned securities or even a loss of rights in collateral should the borrower fail financially, loans will be made only to firms deemed by INVESCO to be of good standing and will not be made unless, in the judgment of INVESCO, the consideration to be earned from such loans would justify the risk. INVESCO will evaluate the creditworthiness of such borrowers in accordance with procedures adopted and monitored by the board of directors. It is expected that the Company, on behalf of the applicable Fund, will use the cash portions of loan collateral to invest in short-term income producing securities for the Fund's account and that the Company may share some of the income from these investments with the borrower. See "Portfolio Securities Loans" at Appendix A to this SAI.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements and reverse repurchase agreements. (See Appendix A for a discussion of these agreements and the risks involved with such transactions.) The Funds will enter into repurchase agreements and reverse repurchase agreements only with (i) banks which have total assets in excess of $4 billion and meet other criteria established by the board of directors and (ii) with registered broker-dealers or registered government securities dealers which have outstanding commercial paper or other debt obligations rated in the highest rating category by at least two NRSROs or by one NRSRO if such obligations are rated by only one NRSRO. INVESCO will monitor the creditworthiness of such entities in accordance with procedures adopted and monitored by the board of directors. The Funds will enter into repurchase agreements whenever, in the opinion of INVESCO, such transactions would be advantageous to the Funds. Repurchase agreements afford an opportunity for the Funds to earn a return on temporarily available cash. The Funds will enter into reverse repurchase agreements only for the purpose of obtaining funds necessary for meeting redemption requests of shareholders. Interest earned by the Funds on repurchase agreements would not be tax-exempt, and thus would constitute taxable income.

TEMPORARY DEFENSIVE POSITION -- From time to time, on a temporary basis for defensive purposes, Tax-Free Money Fund may also hold 100% of its assets in cash or invest in taxable short term investments ("taxable investments"), including obligations of the U.S. government, its agencies or instrumentalities; commercial paper limited to obligations which are rated by at least two NRSROs - generally S&P and Moody's - in the highest rating category (A-1 by S&P and P-1 by Moody's), or by one NRSRO if such obligations are rated by only one NRSRO; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks meeting the criteria described in the discussion above; time deposits; and repurchase agreements with respect to any of the foregoing with registered broker-dealers, registered government securities dealers or banks.

U.S. GOVERNMENT SECURITIES -- Each Fund may purchase debt securities issued by the U.S. government without limit. These securities include Treasury bills, notes and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. A Fund will invest in securities of such instrumentalities only when INVESCO is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

INVESTMENT RESTRICTIONS

The Funds operate under certain investment restrictions. For purposes of the following restrictions, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from a Fund.

The following restrictions are fundamental and may not be changed without prior approval of a majority of the outstanding voting securities of a Fund, as defined in the 1940 Act. Each Fund may not:

     1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, municipal securities or securities issued or guaranteed by domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     2. except to the extent permitted under Rule 2a-7 of the 1940 Act, or any successor rule thereto, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933 (the "1933 Act"), as amended, in connection with the disposition of the Fund's portfolio securities;

     4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     5. issue senior securities, except as permitted under the 1940 Act;

     6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

     7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

     8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

     9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

     A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

     B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

     C. The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

     E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

     Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity Bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer.

Following is a chart outlining some of the limitations pursuant to non-fundamental investment policies set by the board of directors. These non-fundamental policies may be changed by the board of directors without shareholder approval:

--------------------------------------------------------------------------------
INVESTMENT            CASH RESERVES     TAX-FREE MONEY     U.S. GOVERNMENT MONEY
--------------------------------------------------------------------------------
DEBT SECURITIES       At least 95% in
  Corporate Debt      the highest
                      short-term
                      rating category
--------------------------------------------------------------------------------
  U.S. Government     No Limit          Up to 20%,         No Limit
  Obligations                           including
                                        private
                                        activity bonds
                                        and other tax
                                        able instruments
--------------------------------------------------------------------------------
  Municipal                             At least 80%
  Obligations
--------------------------------------------------------------------------------
  Private Activity                      Up to 20%,
  Bonds and                             including U.S.
  taxable securities                    government
                                        obligations
--------------------------------------------------------------------------------
TEMPORARY TAXABLE                       Up to 100% for
                                        defensive
                                        purposes
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the Company's investment adviser. INVESCO was founded in 1932 and serves as investment adviser to:

      INVESCO Advantage Series Funds, Inc.
      INVESCO Bond Funds, Inc.
      INVESCO Combination Stock & Bond Funds, Inc.
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc.
      INVESCO Stock Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc.
      INVESCO Variable Investment Funds, Inc.

As of August 31, 2000, INVESCO managed 46 mutual funds having combined assets of over $48.5 billion, on behalf of more than 1,098,588 shareholders.

INVESCO is an indirect, wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world with approximately $389 billion in assets under management as of June 30, 2000.


AMVESCAP PLC's North American subsidiaries include:

     INVESCO Retirement and Benefit Services, Inc. ("IRBS"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, institutional plan providers and foreign governments.

          INVESCO Retirement Plan Services ("IRPS"), Atlanta, Georgia, a division of IRBS, provides recordkeeping and investment selection services to defined contribution plan sponsors of plans with between $2 million and $200 million in assets. Additionally, IRPS provides investment consulting services to institutions seeking to provide retirement plan products and services.

          Institutional Trust Company, doing business as INVESCO Trust Company ("ITC"), Denver, Colorado, a division of IRBS, provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. This includes services such as recordkeeping, tax reporting and compliance. ITC acts as trustee or custodian to these plans. ITC accepts contributions and provides complete transfer agency functions: correspondence, sub-accounting, telephone communications and processing of distributions.

     INVESCO, Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO, Inc. includes the following Divisions:

          INVESCO Capital Management Division, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

          INVESCO Management & Research Division, Boston, Massachusetts, primarily manages pension and endowment accounts.

          PRIMCO Capital Management Division, Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of
          Section 401(k) retirement plans.

          INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

          INVESCO (NY) Division, New York, is an investment adviser for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions and private individuals. INVESCO NY further serves as investment adviser to several closed-end investment companies, and as sub-adviser with respect to certain commingled employee benefit trusts.

     A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

     A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-adviser to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

     A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M4YR, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment adviser to the Funds under an investment advisory agreement dated February 28, 1997 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-adviser, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

    o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

    o maintaining a continuous investment program for the Funds, consistent with
      (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

    o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

    o providing the Funds the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the adviser or any sub-adviser;

    o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by a Fund; and

    o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

    o administrative;

    o internal accounting (including computation of net asset value);

    o clerical and statistical;

    o secretarial;

    o all other services necessary or incidental to the administration of the affairs of the Funds;

    o supplying the Company with officers, clerical staff and other employees;

    o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts;

    o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectuses, statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds);

    o supplying basic telephone service and other utilities; and

    o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of 0.50% on the first $300 million of each Fund's average net assets, 0.40% on the next $200 million of each Fund's average net assets and 0.30% on each Fund's average net assets in excess of $500 million.

During the fiscal years ended May 31, 2000, 1999 and 1998, the Funds paid INVESCO advisory fees in the dollar amounts shown below. Since Cash Reserves Fund's Class A and B shares were not offered until August 15, 2000, no advisory fees were paid with respect to those classes of that Fund for the periods shown below. If applicable, the advisory fees were offset by credits in the amounts shown below, so that the Funds' fees were not in excess of the expense limitations shown below, which have been voluntarily agreed to by the Company and INVESCO.

                        Advisory            Total Expense          Total Expense
Investor Class          Fee Dollars         Reimbursements         Limitations
--------------          -----------         --------------         -----------

Cash Reserves Fund
May 31, 2000            $3,202,302          $301,539               0.90%
May 31, 1999             3,157,241            87,157               0.90%
May 31, 1998             2,789,986           140,835               0.90%

Tax-Free Money Fund
May 31, 2000            $  207,298          $ 98,939               0.85%
May 31, 1999               246,764           123,371               0.85%(1)
May 31, 1998               238,537           144,423               0.75%

U.S. Government Money Fund
May 31, 2000            $  432,748          $256,535               0.85%
May 31, 1999               450,781           195,925               0.85%
May 31, 1998               369,593           187,969               0.85%

                        Advisory            Total Expense          Total Expense
Class C                 Fee Dollars         Reimbursements         Limitations
-------                 -----------         --------------         -----------

Cash Reserves Fund(2)
May 31, 2000            $4,442              N/A                    1.90%
May 31, 1999            N/A                 N/A                    N/A
May 31, 1998            N/A                 N/A                    N/A

(1) 0.75% prior to May 13, 1999.
(2) For the period February 15, 2000, commencement of the sale of Class C shares, through May 31, 2000.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated June 1, 2000 with the Company.

The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

    o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

    o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.015% of the average net assets of each Fund prior to May 13, 1999, and 0.045% per year of the average net assets of each Fund effective May 13, 1999.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement dated June 1, 2000 with the Company.

The Transfer Agency Agreement provides that each Fund pays INVESCO an annual fee of $29.50 ($27.00 prior to June 1, 2000) per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in each Fund at any time during each month.

FEES PAID TO INVESCO

During the fiscal years ended May 31, 2000, 1999 and 1998, the Funds paid INVESCO the following fees in the dollar amounts shown below (prior to the absorption of certain Fund expenses by INVESCO). Since Cash Reserves Fund's Class A and B shares were not offered until August 15, 2000, no fees were paid with respect to those Classes of that Fund for the periods shown below.

                                            Administrative         Transfer
Investor Class          Advisory            Services               Agency
--------------          --------            --------               ------

Cash Reserves Fund
May 31, 2000            $3,202,302          $370,493               $3,312,180
May 31, 1999             3,157,241           140,326                3,167,337
May 31, 1998             2,789,986           109,499                2,779,935

Tax-Free Money Fund
May 31, 2000            $  207,298         $  28,657               $  123,690
May 31, 1999               246,764            18,152                  138,487
May 31, 1998               238,537            17,156                  151,577

U.S. Government Money Fund
May 31, 2000            $  432,748         $  48,947              $   391,337
May 31, 1999               450,781            24,949                  363,724
May 31, 1998               369,593            21,088                  303,712

                                            Administrative         Transfer
Class C                 Advisory            Services               Agency
-------                 --------            --------               ------

Cash Reserves Fund(1)
May 31, 2000            $4,442              $519                   $592
May 31, 1999            N/A                 N/A                    N/A
May 31, 1998            N/A                 N/A                    N/A

(1) For the period February 15, 2000, commencement of the sale of Class C shares, through May 31, 2000.

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The board of directors has an audit committee comprised of four of the directors who are not affiliated with INVESCO (the "Independent Directors"). The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

The Company has a management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.

The Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds, and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors.

The Company has a derivatives committee. The committee meets periodically to review derivative investments made by the Funds. It monitors derivative usage by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies on such instruments adopted by the Company's board of directors. It reports on these matters to the Company's board of directors.

The Company has a legal committee, an insurance committee and compensation committee. These committees meet when necessary to review legal, insurance and compensation matters of importance to the directors of the Company.

The Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

All of the officers and directors of the Company hold comparable positions with the following funds, which, with the Company, are collectively referred to as the "INVESCO Funds":

    INVESCO Advantage Series Funds, Inc.
    INVESCO Bond Funds, Inc.
    INVESCO Combination Stock & Bond Funds, Inc.
    INVESCO International Funds, Inc.
    INVESCO Money Market Funds, Inc.
    INVESCO Sector Funds, Inc.
    INVESCO Stock Funds, Inc.
    INVESCO Treasurer's Series Funds, Inc.
    INVESCO Variable Investment Funds, Inc.

The table below provides information about each of the Company's directors and officers. Their affiliations represent their principal occupations.

                                Position(s) Held         Principal Occupation(s)
Name, Address, and Age          With Company             During Past Five Years

Mark H. Williamson(2)(3)(10)    President, Chief         President, Chief
7800 E. Union Avenue            Executive Officer        Executive Officer and
Denver, Colorado                and Chairman of the      Chairman of the Board
Age:  49                        Board                    of INVESCO Funds Group,
                                                         Inc.; President, Chief
                                                         Executive Officer and
                                                         Chairman of the Board
                                                         of INVESCO
                                                         Distributors, Inc.;
                                                         President, Chief
                                                         Operating Officer and
                                                         Chairman of the Board
                                                         of INVESCO Global
                                                         Health Sciences Fund;
                                                         formerly, Chairman and
                                                         Chief Executive Officer
                                                         of NationsBanc
                                                         Advisors, Inc.;
                                                         formerly, Chairman of
                                                         NationsBanc
                                                         Investments, Inc.

Fred A. Deering(1)(2)(7)(8)     Vice Chairman of the     Trustee of INVESCO
Security Life Center            Board                    Global Health Sciences
1290 Broadway                                            Fund; formerly,
Denver, Colorado                                         Chairman of the
Age:  72                                                 Executive Committee and
                                                         Chairman of the Board
                                                         of Security Life of
                                                         Denver Insurance
                                                         Company; Director of
                                                         ING American Holdings
                                                         Company and First ING
                                                         Life Insurance Company
                                                         of New York.

                                Position(s) Held         Principal Occupation(s)
Name, Address, and Age          With Company             During Past Five Years

Victor L. Andrews               Director                 Professor Emeritus,
Ph.D.(4)(6)(10)                                          Chairman Emeritus and
34 Seawatch Drive                                        Chairman of the CFO
Savannah, Georgia                                        Roundtable of the
Age: 70                                                  Department of Finance
                                                         of Georgia State
                                                         University; President,
                                                         Andrews Financial
                                                         Associates, Inc.
                                                         (consulting firm);
                                                         Director of The
                                                         Sheffield Funds, Inc.;
                                                         formerly, member of the
                                                         faculties of the
                                                         Harvard Business School
                                                         and the Sloan School of
                                                         Management of MIT.

Bob R. Baker(2)(4)(5)(9)        Director                 Consultant (since
37 Castle Pines Dr.,                                     2000); formerly,
North Castle Rock, Colorado                              President and Chief
Age:  64                                                 Executive Officer (1989
                                                         to 2000) of AMC Cancer
                                                         Research Center,
                                                         Denver, Colorado; until
                                                         mid-December 1988, Vice
                                                         Chairman of the Board
                                                         of First Columbia
                                                         Financial Corporation,
                                                         Englewood, Colorado;
                                                         formerly, Chairman of
                                                         the Board and Chief
                                                         Executive Officer of
                                                         First Columbia
                                                         Financial Corporation.

Charles W. Brady(3)             Director                 Chief Executive Officer
1315 Peachtree St., N.E.                                 and Chairman of
Atlanta, Georgia                                         AMVESCAP PLC, London,
Age:  65                                                 England and various
                                                         subsidiaries of AMVES
                                                         CAP PLC; Trustee of
                                                         INVESCO Global Health
                                                         Sciences Fund.

                                Position(s) Held         Principal Occupation(s)
Name, Address, and Age          With Company             During Past Five Years

Lawrence H. Budner(1)(5)(10)    Director                 Trust Consultant; prior
7608 Glen Albens                                         to June 30, 1987,
Circle Dallas, Texas                                     Senior Vice President
Age:  70                                                 and Senior Trust
                                                         Officer of InterFirst
                                                         Bank, Dallas, Texas.

James T. Bunch(4)(5)(9)         Director                 Principal and Founder
3600 Republic Plaza                                      of Green Manning &
370 Seventeenth Street                                   Bunch Ltd., Denver,
Denver, Colorado                                         Colorado, since August
Age:  57                                                 1988; Director and
                                                         Secretary of Green
                                                         Manning & Bunch
                                                         Securities, Inc.,
                                                         Denver, Colorado, since
                                                         September 1993; Vice
                                                         President and Director
                                                         of Western Golf
                                                         Association and Evans
                                                         Scholars Foundation;
                                                         formerly, General
                                                         Counsel and Director of
                                                         Boettcher & Co.,
                                                         Denver, Colorado;
                                                         formerly, Chairman and
                                                         Managing Partner of
                                                         Davis Graham & Stubbs,
                                                         Denver, Colorado.

                                Position(s) Held         Principal Occupation(s)
Name, Address, and Age          With Company             During Past Five Years

Wendy L. Gramm                  Director                 Self-employed (since
Ph.D.(4)(6)(9)                                           1993); Distinguished
3401 N. Fairfax                                          Senior Fellow and
Arlington, VA                                            Director, Regulatory
Age: 55                                                  Studies Program,
                                                         Mercatus  Center George
                                                         Mason  University, VA;
                                                         formerly, Chairman,
                                                         Commodity Futures
                                                         Trading Commission;
                                                         Administrator for
                                                         Information and
                                                         Regulatory Affairs at
                                                         the Office of
                                                         Management and Budget;
                                                         Also, Director of Enron
                                                         Corporation, IBP, Inc.,
                                                         State Farm Insurance
                                                         Company, International
                                                         Republic Institute, and
                                                         the Texas Public Policy
                                                         Foundation; formerly,
                                                         Director of the Chicago
                                                         Mercantile Exchange
                                                         (1994 to 1999), Kinetic
                                                         Concepts, Inc. (1996 to
                                                         1997), and the
                                                         Independent Women's
                                                         Forum (1994 to 1999).

Richard W. Healey(3)            Director                 Director and Senior
7800 E. Union Avenue                                     Vice President of
Denver, Colorado                                         INVESCO Funds Group,
Age: 46                                                  Inc.; Director and
                                                         Senior Vice President
                                                         of INVESCO
                                                         Distributors, Inc.;
                                                         formerly, Senior Vice
                                                         President of GT Global-
                                                         North America (1996
                                                         to 1998) and The Boston
                                                         Company (1993 to 1996).

                                Position(s) Held         Principal Occupation(s)
Name, Address, and Age          With Company             During Past Five Years


Gerald J. Lewis(1)(6)(7)        Director                 Chairman of Lawsuit
701 "B" Street                                           Resolution Services,
Suite 2100                                               San Diego, California
San Diego, California                                    since 1987; Director
Age:  67                                                 of General Chemical
                                                         Group, Inc., Hampdon,
                                                         New Hampshire, since
                                                         1996; formerly,
                                                         Associate Justice of
                                                         the California Court of
                                                         Appeals; Director of
                                                         Wheelabrator Technolo-
                                                         gies, Inc., Fisher
                                                         Scientific, Inc.,
                                                         Henley Manufacturing,
                                                         Inc., and California
                                                         Coastal Properties,
                                                         Inc.; Of Counsel,
                                                         Latham & Watkins, San
                                                         Diego, California (1987
                                                         to 1997).


John W. McIntyre(1)(2)(5)(7)    Director                 Retired. Formerly,
7 Piedmont Center                                        Vice Chairman of the
Suite 100                                                Board of Directors of
Atlanta, Georgia                                         The Citizens and
Age: 70                                                  Southern Corporation
                                                         and Chairman of the
                                                         Board and Chief
                                                         Executive Officer of
                                                         The Citizens and
                                                         Southern Georgia Corp.
                                                         and The Citizens and
                                                         Southern National Bank;
                                                         Trustee of INVESCO
                                                         Global Health Sciences
                                                         Fund, Gables
                                                         Residential Trust,
                                                         Employee's Retirement
                                                         System of GA, Emory
                                                         University, and J.M.
                                                         Tull Charitable
                                                         Foundation; Director of
                                                         Kaiser Foundation
                                                         Health Plans of
                                                         Georgia, Inc.

                                Position(s) Held         Principal Occupation(s)
Name, Address, and Age          With Company             During Past Five Years

Larry Soll                      Director                 Retired.  Formerly,
Ph.D.(4)(6)(9)(10)                                       Chairman of the Board
345 Poorman Road                                         (1987 to 1994), Chief
Boulder, Colorado                                        Executive Officer
Age:  58                                                 (1982 to 1989 and 1993
                                                         to 1994) and President
                                                         (1982 to 1989) of
                                                         Synergen Inc.; Director
                                                         of Synergen since
                                                         incorporation in 1982;
                                                         Director of Isis
                                                         Pharmaceuticals, Inc.;
                                                         Trustee of INVESCO Glo-
                                                         bal Health Sciences
                                                         Fund.

Glen A. Payne                   Secretary                Senior Vice President,
7800 E. Union Avenue                                     General Counsel and
Denver, Colorado                                         Secretary of INVESCO
Age 52                                                   Funds Group, Inc.;
                                                         Senior Vice President,
                                                         Secretary and General
                                                         Counsel of INVESCO
                                                         Distributors, Inc.;
                                                         Secretary of INVESCO
                                                         Global Health Sciences
                                                         Fund; formerly, General
                                                         Counsel of INVESCO
                                                         Trust Company (1989
                                                         to 1998) and employee
                                                         of a U.S. regulatory
                                                         agency, Washington,
                                                         D.C. (1973 to 1989).

                                Position(s) Held         Principal Occupation(s)
Name, Address, and Age          With Company             During Past Five Years

Ronald L. Grooms                Chief Accounting         Senior Vice President,
7800 E. Union Avenue            Officer, Chief Finan-    Treasurer and Director
Denver, Colorado                cial Officer and         of INVESCO Funds
Age: 53                         Treasurer                Group, Inc.; Senior
                                                         Vice President,
                                                         Treasurer and Director
                                                         of INVESCO
                                                         Distributors, Inc.;
                                                         Treasurer and
                                                         Principal Financial
                                                         and Accounting Officer
                                                         of INVESCO Global
                                                         Health Sciences Fund;
                                                         formerly, Senior Vice
                                                         President and Treasurer
                                                         of INVESCO Trust Com-
                                                         pany (1988 to 1998).


William J. Galvin, Jr.          Assistant Secretary      Senior Vice President
7800 E. Union Avenue                                     and Assistant
Denver, Colorado                                         Secretary of INVESCO
Age: 43                                                  Funds Group, Inc.;
                                                         Senior Vice President
                                                         and Assistant Secretary
                                                         of INVESCO
                                                         Distributors, Inc.;
                                                         formerly, Trust Officer
                                                         of INVESCO Trust
                                                         Company (1995 to 1998).

Pamela J. Piro                  Assistant Treasurer      Vice President and
7800 E. Union Avenue                                     Assistant Treasurer
Denver, Colorado                                         of INVESCO Funds
Age: 40                                                  Group, Inc.; Assistant
                                                         Treasurer of INVESCO
                                                         Distributors, Inc.;
                                                         formerly, Assistant
                                                         Vice President (1996 to
                                                         1997), Director - Port-
                                                         folio Accounting (1994
                                                         to 1996), Portfolio
                                                         Accounting Manager
                                                         (1993 to 1994) and
                                                         Assistant Accounting
                                                         Manager (1990 to 1993).

                                Position(s) Held         Principal Occupation(s)
Name, Address, and Age          With Company             During Past Five Years

Alan I. Watson                  Assistant Secretary      Vice President of
7800 E. Union Avenue                                     INVESCO Funds Group,
Denver, Colorado                                         Inc.;  formerly, Trust
Age: 58                                                  Officer of INVESCO
                                                         Trust Company.


Judy P. Wiese                   Assistant Secretary      Vice President and
7800 E. Union Avenue                                     Assistant Secretary
Denver, Colorado                                         of INVESCO Funds
Age: 52                                                  Group, Inc.;
                                                         Assistant Secretary of
                                                         INVESCO Distributors,
                                                         Inc.; formerly, Trust
                                                         Officer of INVESCO
                                                         Trust Company.


(1)   Member of the audit committee of the Company.

(2) Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(3) These directors are "interested persons" of the Company as defined in the 1940 Act.

(4)   Member of the management liaison committee of the Company.

(5)   Member of the brokerage committee of the Company.

(6)   Member of the derivatives committee of the Company.

(7)   Member of the legal committee of the Company.

(8)   Member of the insurance committee of the Company.

(9)   Member of the nominating committee of the Company.

(10)  Member of the compensation committee of the Company.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal period ended May 31, 2000.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors or trustees for services rendered in their capacities as directors or trustees during the year ended December 31, 1999. As of December 31, 1999, there were 46 funds in the INVESCO Complex.

--------------------------------------------------------------------------------
Name of Person  Aggregate         Benefits       Estimated       Total Compensa-
and Position    Compensation      Accrued As     Annual          tion From
                From Company(1)   Part of        Benefits Upon   INVESCO Com-
                                  Company        Retirement(3)   plex Paid To
                                  Expenses(2)                    Directors(7)
--------------------------------------------------------------------------------
Fred A. Deering,       $4,479        $2,543             $1,241          $107,050
Vice Chairman of
the Board
--------------------------------------------------------------------------------
Victor L. Andrews       4,390         2,436              1,437            84,700
--------------------------------------------------------------------------------
Bob R. Baker            4,360         2,175              1,926            82,850
--------------------------------------------------------------------------------
Lawrence H.  Budner     4,332         2,436              1,437            82,850
--------------------------------------------------------------------------------
James T. Bunch(4)       1,962             0                  0                 0
--------------------------------------------------------------------------------
Daniel D. Chabris(5)    2,250         2,428              1,182            34,000
--------------------------------------------------------------------------------
Wendy L. Gramm          4,277             0                  0            81,350
--------------------------------------------------------------------------------
Kenneth T. King(5)      4,662         2,574              1,182            85,850
--------------------------------------------------------------------------------
Gerald J. Lewis(4)      1,986             0                  0                 0
--------------------------------------------------------------------------------
John W. McIntyre        4,450           671              1,437           108,700
--------------------------------------------------------------------------------
Larry Soll              4,315             0                  0           100,900
--------------------------------------------------------------------------------
Total                 $41,463       $15,263             $9,842          $768,250
--------------------------------------------------------------------------------
% of Net Assets    0.0042%(6)    0.0016%(6)                           0.0024%(7)
--------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairs of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Drs. Soll and Gramm and Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan. Mr. McIntyre became eligible to participate in the Defined Benefit Deferred Compensation Plan as of November 1, 1998, and was not included in the calculation of retirement benefits until November 1, 1999.

(4) Messrs. Bunch and Lewis became directors of the Company on January 1, 2000.

(5) Mr. Chabris retired as a director of the Company on September 30, 1998. Mr. King retired as a director of the Company on December 31, 1999.

(6) Total as a percentage of the Company's net assets as of May 31, 2000.

(7) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 1999.

Messrs. Brady, Healey and Williamson, as "interested persons" of the Company and the other INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors of the mutual funds in the INVESCO Funds have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the Independent Directors of the funds. Under this Plan, each director who is not an interested person of the funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive, if the Qualified Director retires upon reaching age 72 (or the retirement age of 73 or 74, if the retirement date is extended by the boards for one or two years, but less than three years), payment of a basic benefit for one year (the "First Year Retirement Benefit"). Commencing with any such director's second year of retirement, commencing with the first year of retirement of any Qualified Director whose retirement has been extended by the boards for three years, and commencing with attainment of age 72 by a Qualified Director who voluntarily retired prior to reaching age 72, a Qualified Director shall receive quarterly payments at an annual rate equal to 50% of the First Year Retirement Benefit. These payments will continue for the remainder of the Qualified Director's life or ten years, whichever is longer (the "Reduced Benefit Payments"). If a Qualified Director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the First Year Retirement Benefit and Reduced Benefit Payments will be made to him/ her or to his/her beneficiary or estate. If a Qualified Director becomes disabled or dies either prior to age 72 or during his/her 74th year while still a director of the funds, the director will not be entitled to receive the First Year Retirement Benefit; however, the Reduced Benefit Payments will be made to him/her or to his/her beneficiary or estate. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under the Plan to Mr. Chabris as of October 1, 1998 and to Mr. King as of January 1, 2000. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers. A similar plan has been adopted by INVESCO Global Health Sciences Fund's board of trustees. All trustees of INVESCO Global Health Sciences Fund are also directors of the INVESCO Funds.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds, except Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Directors may own either directly or beneficially. Each of the Independent Directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of August 31, 2000, no persons owned more than 5% of the outstanding shares of a Fund. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act.

As of September 8, 2000, officers and directors of the Company, as a group, beneficially owned less than 1% of any Fund's outstanding shares.

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Funds. IDI bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses as are paid out of Fund assets under the Company's Plans of Distribution (the "Plans"), which have been adopted by Cash Reserves Fund - Classes A, B and C pursuant to Rule 12b-1 under the 1940 Act.

CLASS A. The Company has adopted a Master Distribution Plan and Agreement - Class A pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of Cash Reserves Fund (the "Class A Plan"). Under the Class A Plan, Class A shares of Cash Reserves Fund pay compensation to IDI at an annual rate of 0.35% per annum of the average daily net assets attributable to Class A shares for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. During any period that Class A shares of Cash Reserves Fund are closed to new investors, the Fund will reduce this payment for Class A shares from 0.35% to 0.25% per annum.

The Class A Plan is designed to compensate IDI, on a monthly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of Cash Reserves Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class A shares of Cash Reserves Fund and that provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institutions' customers' accounts.

Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class A shares of Cash Reserves Fund, in amounts up to 0.25% of the average daily net assets of the Class A shares of the Fund attributable to the customers of such dealers or financial institutions, are characterized as service fees. Payments to dealers and other financial institutions in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to Class A shares of Cash Reserves Fund.

CLASS B. The Company has also adopted a Master Distribution Plan and Agreement - Class B pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of Cash Reserves Fund (the "Class B Plan"). Under the Class B Plan, Class B shares of Cash Reserves Fund pay compensation to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class B shares for the purpose of financing any activity which is primarily intended to result in the sale of Class B shares. Of such amount, Cash Reserves Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Any amounts not paid as a service fee would constitute an asset-based sales charge. The Class B

Plan imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class B shares of Cash Reserves Fund.

CLASS C. The Company has also adopted a Master Distribution Plan and Agreement - Class C pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of Cash Reserves Fund (the "Class C Plan"). Under the Class C Plan, Class C shares of Cash Reserves Fund pay compensation to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares.The Class C Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class C shares of Cash Reserves Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class C shares of Cash Reserves Fund and that provide continuing personal services to their customers who own Class C shares of Cash Reserves Fund.

Of the aggregate amount payable under the Class C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class C shares of Cash Reserves Fund, in amounts up to 0.25% of the average daily net assets of the Class C shares of the Fund attributable to the customers of such dealers or financial institutions, are characterized as service fees. Payments to dealers and other financial institutions in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class C Plan. The Class C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class C shares of Cash Reserves Fund.

IDI may pay sales commissions to dealers and institutions who sell Class C shares of Cash Reserves Fund at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

ALL PLANS. Activities appropriate for financing under the Plans include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements. Pursuant to an incentive program, IDI may enter into agreements ("Shareholder Service

Agreements") with investment dealers selected from time to time by IDI for the provision of distribution assistance in connection with the sale of Cash Reserves Fund's shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Fund. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: preparing and distributing advertising materials and sales literature; answering routine customer inquiries concerning the Fund; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans in connection with the purchase of the Fund's shares; assisting in the establishment and maintenance of customer accounts and in arranging for any capital gains distributions automatically to be invested in the Fund's shares; and providing such other information and services as the Fund or the customer may reasonably request.

Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased Fund shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Fund and the Company; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as the Fund reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

Financial intermediaries and any other person entitled to receive compensation for selling shares of Cash Reserves Fund may receive different compensation for selling shares of different classes.

Under a Shareholder Service Agreement, Cash Reserves Fund agrees to pay fees periodically to selected dealers and other institutions that render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of Cash Reserves Fund during such period at the annual rate of 0.35% and 1.00% of the average daily net asset value of Cash Reserves Fund's shares with respect to Class A shares and Class B and C shares, respectively. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which Cash Reserves Fund's shares are held.

Payments pursuant to the Plans are subject to any applicable limitations imposed by the rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of Cash Reserves Fund to no more than 0.25% per annum of the average daily net assets of the applicable class of shares of the Fund attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by Cash Reserves Fund and its shares.

Each Plan provides that no provision of the Plan will be interpreted to prohibit payments during periods when sales of shares of Cash Reserves Fund have been discontinued, suspended or otherwise limited.

Under the Plans, certain financial institutions which have entered into services agreements and which sell shares of Cash Reserves Fund on an agency basis may receive payments from the Fund pursuant to the respective Plan. IDI does not act as principal, but rather as agent for the Fund, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of Cash Reserves Fund and not of IDI.

For the fiscal period ended May 31, 2000, with respect to its Class C shares, Cash Reserves Fund paid IDI under the Plan $7,182. In addition, as of May 31, 2000, $3,757 of additional distribution accruals had been incurred by the Class C shares of Cash Reserves Fund and will be paid during the fiscal year ended May 31, 2001. Since the Funds' Class A and B shares were not offered until August 15, 2000, the Funds' Class A and B shares made no payment to IDI under the Plans during the year ended May 31, 2000.

An estimate by category of actual fees paid by the Cash Reserves Fund under the Class C Plan during the fiscal period ended May 31, 2000 were allocated as follows:

      Advertising                                                 $     0
      Sales literature, printing and postage                      $     0
      Direct mail                                                 $     0
      Public relations/promotion                                  $     0
      Compensation to securities dealers and other organizations  $ 7,182
      Marketing personnel                                         $     0

The Plans require IDI to provide, at least quarterly, the board of directors with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The board of directors reviews these reports in connection with their decisions with respect to the Plans.

The Class B and Class C Plans require that the Distribution Agreements provide that IDI (or dealers or financial institutions that offer and sell Class B and C shares) will be deemed to have performed all services required to be performed in order to receive an asset-based sales charge on the average daily net assets attributable to Class B or Class C shares upon settlement of each sale of a Class B or Class C shares.

As required by Rule 12b-1, the Plans were approved by the board of directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plans ("Independent Directors"). In approving the Plans in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each affected class of Cash Reserves Fund and its respective shareholders.

The Plans do not obligate Cash Reserves Fund to reimburse IDI for the actual expenses IDI may incur in fulfilling its obligations under the Plans. Thus, even if IDI's actual expenses exceed the fee payable to IDI thereunder at any given time, Cash Reserves Fund will not be obligated to pay more than that fee. If IDI's expenses are less than the fee it receives, IDI will retain the full amount of the fee.

Unless the Plans are terminated earlier in accordance with their terms, they continue as long as such continuance is specifically approved at least annually by the board of directors, including a majority of the Independent Directors. The Plans may be terminated with respect to a class by the vote of a majority of the Independent Directors, or by the vote of a majority of the outstanding voting securities of such class of Cash Reserves Fund.

Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires approval by the shareholders of that class of shares; otherwise, they may be amended by the directors, including a majority of the Independent Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Directors is committed to the discretion of the Independent Directors. In the event the Class A Plan is amended in a manner which the board of directors determines would materially increase the charges paid by holders of Class A shares of Cash Reserves Fund under the Class A Plan, the Class B shares of Cash Reserves Fund will no longer convert into Class A shares of the Fund unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the board of directors will (i) create a new class of shares of Cash Reserves Fund which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment, and (ii) ensure that the existing Class B shares of Cash Reserves Fund will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.

The principal difference between the Class A Plan, the Class B Plan and the Class C Plan are: (i) the Class A Plan pays to IDI 0.35% of the average daily net assets of Cash Reserves Fund's Class A shares and each of the Class B and Class C Plans pay IDI or dealers or financial institutions 1.00% of the average daily net assets of the respective Class B and Class C shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to IDI following termination of the Class B shares' Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of IDI unless there has been a complete termination of the Class B Plan (as defined in such Plan); and (iii) the Class B Plan expressly authorizes IDI to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

DEALER CONCESSIONS

IDI may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

In addition to amounts paid to dealers as a dealer concession, IDI may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of INVESCO Cash Reserves Fund during a specified period of time. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of Cash Reserves Fund's shares or the amount the Fund will receive as proceeds from such sales. Dealers may not use sales of Cash Reserves Fund's shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

IDI may pay sales commissions to dealers and institutions that sell Class C shares of Cash Reserves Fund at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, IDI will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors who may not pay the CDSC and in circumstances where IDI grants an exemption on particular transactions.

PURCHASES AT NET ASSET VALUE. Purchases of shares of Cash Reserves Fund at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from the Fund; (b) exchanges of shares of certain funds; or (c) a merger, consolidation or acquisition of assets of a fund.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

CDSCs will not apply to the following:

   o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlement of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

   o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 10% annually of the participant's or beneficiary's account value in a particular INVESCO Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer not later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of Cash Reserves Fund; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

   o Liquidation by Cash Reserves Fund when the account value falls below the minimum required account size of $250;

   o Investment account(s) of INVESCO; and

   o Class C shares if the investor's dealer of record notifies IDI prior to the time of investment that the dealer waives the payment otherwise payable to him.

HOW TO PURCHASE AND REDEEM SHARES

A complete description of the manner by which shares of the Funds may be purchased appears in the Prospectus under the caption "How To Buy Shares."

Information concerning redemption of the Cash Reserves Fund shares is set forth in the Prospectus under the caption "How To Sell Shares." Shares of the Fund may be redeemed directly through IDI or through any dealer who has entered into an agreement with IDI. In addition to the Fund's obligation to redeem shares, IDI may also repurchase shares as an accommodation to the shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with IDI must phone orders to the order desk of Cash Reserves Fund at 1-800-328-2234 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of the Fund next determined after such order is received. Such arrangement is subject to timely receipt by IDI of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Fund or by IDI (other than any applicable
CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction. INVESCO intends to redeem all shares of the Fund in cash.

The right of redemption may be suspended or the date of payment postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, are the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 7800 E. Union Avenue, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment adviser to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

Because the securities that the Funds invest in are generally traded on a principal basis, it is unusual for a Fund to pay any brokerage commissions. The Funds paid no brokerage commissions for the fiscal years ended May 31, 2000, 1999 and 1998. For the fiscal year ended May 31, 2000, brokers providing research services received $0 in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $0. Commissions totaling $0 were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal year ended May 31, 2000.

At May 31, 2000, each Fund held debt securities of its regular brokers or dealers, or their parents, as follows:

--------------------------------------------------------------------------------
           Fund                Broker or Dealer             Value of Securities
                                                            at May 31, 2000
================================================================================
Cash Reserves              State Street Bank and Trust      $3,775,000
--------------------------------------------------------------------------------
                           GE Capital Services              $15,000,000
--------------------------------------------------------------------------------
                           Merrill Lynch                    $22,908,673
--------------------------------------------------------------------------------
                           Morgan Stanley Dean Witter       $40,848,860
--------------------------------------------------------------------------------
                           GE Company                       $45,000,000
--------------------------------------------------------------------------------
                           General Motors Acceptance        $45,694,935
--------------------------------------------------------------------------------
                           Sears Roebuck Acceptance         $12,000,000
--------------------------------------------------------------------------------
                           Heller Financial                 $47,000,000
--------------------------------------------------------------------------------
                           General Motors                   $44,896,428
--------------------------------------------------------------------------------
Tax-Free Money             None
--------------------------------------------------------------------------------
U.S. Government Money      None
--------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker or dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to twenty billion shares of common stock with a par value of $0.01 per share. As of August 31, 2000, the following shares of each Fund were outstanding:

      Cash Reserves Fund - Investor Class                   755,402
      Cash Reserves Fund - Class A                                1
      Cash Reserves Fund - Class B                                1
      Cash Reserves Fund - Class C                            9,516
      Tax-Free Money Fund - Investor Class                   32,427
      U.S. Government Money Fund - Investor Class            70,827

A share of each class of a Fund represents an identical interest in that Fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes. Each share of a Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of the Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Investor Class shares and Class A, Class B and Class C shares of Cash Reserves Fund will differ. All shares of a Fund will be voted together, except that only the shareholders of a particular class of a Fund may vote on matters exclusively affecting that class, such as terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. Other than the automatic conversion of Class B Shares to Class A shares of Cash Reserves Fund, there are no conversion rights. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company  have equal  voting  rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation, the board of directors will call special meetings of shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income. As a result of this policy and the Funds' qualifications as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to corporate income tax on its net investment income at the corporate tax rates.

Tax-Free Money Fund intends to qualify to pay "exempt-interest dividends" to its shareholders. The Fund will qualify if at least 50% of the value of its total assets are invested in municipal securities at the end of each quarter of the Fund's fiscal year. The exempt-interest portion of the monthly income dividend may be based on the ratio of that Fund's tax-exempt income to taxable income for the entire fiscal year. The ratio is calculated and reported to shareholders at the end of each fiscal year of the Fund. The tax-exempt portion of any particular dividend may be based on the tax-exempt portion of all distributions for the year, rather than on the tax-exempt portion of that particular dividend. A corporation includes exempt-interest dividends in calculating its alternative minimum taxable income in situations where the adjusted current earnings of the corporation exceed its alternative minimum taxable income.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds or industrial development bonds should consult their tax advisers before purchasing shares of the Tax-Free Money Fund because, for users of certain of these facilities, the interest on such bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.

The Funds' investment objectives and policies, including their policy of attempting to maintain a net asset value of $1.00 per share, make it unlikely that any capital gains will be paid to investors. However, each Fund cannot guarantee that such a net asset value will be maintained. Accordingly, a shareholder may realize a capital gain or loss upon redemption of shares of a Fund. Capital gain or loss on shares held for one year or less is classified as short-term capital gain or loss while capital gain or loss on shares held for more than one year is classified as long-term capital gain or loss. Any loss realized on the redemption of fund shares held for six months or less is nondeductible to the extent of any exempt-interest dividends paid with respect to such shares. Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state and local taxes. Dividends will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total returns for one-, five-, and ten-year periods (or since inception).

Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares of Cash Reserves Fund reflects the deduction of the maximum initial sales charge at the time of purchase. Standardized total return for Class B and Class C shares of Cash Reserves Fund reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period. Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value has been constant over the period. Because average annual returns tend to even out variations in a Fund's returns, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of a Fund.

In addition to average annual returns, the Funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. Total returns may be quoted with or without taking Cash Reserves Fund's Class A, B or Class C contingent deferred sales charge into account. Excluding sales charges from a total return calculation produces a higher total return figure.

We may also advertise a Fund's "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. For the seven days ended May 31, 2000, Cash Reserves Fund's current and effective yields for Investor Class shares were 5.59% and 5.74%, respectively; Cash Reserves Fund's current and effective yields for Class C shares were 5.04% and 5.16%, respectively; Tax-Free

Money Fund's current and effective yields were 3.33% and 3.38%, respectively; and U.S. Government Money Fund's current and effective yields were 5.40% and 5.55%, respectively.

More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Funds' Prospectuses.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten-year periods (or since inception) ended May 31, 2000 was:

                                                                              10 Years or
Name of Fund                                 1 Year          5 Years          Since Inception
------------                                 ------          -------          ---------------
Cash Reserves Fund - Investor Class           4.87%           4.77%            4.54%
Cash Reserves Fund - Class C                  N/A             N/A              1.36%(1)
Tax-Free Money Fund - Investor Class          2.86%           2.90%            2.93%
U.S. Government Money Fund - Investor Class   4.74%           4.66%            4.15%(2)

(1) Class C shares were offered beginning February 15, 2000.
(2) Since inception April 26, 1991

Average annual total return performance is not provided for Cash Reserves Fund's Class A and B shares since those classes were not offered until August 15, 2000. Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                         P[(1 + T) exponential n] = ERV

where:      P = a hypothetical initial payment of $10,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder services made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

                                        Lipper Mutual
       Fund                             Fund Category
       ----                             -------------
       Cash Reserve Fund                Money Market Funds
       Tax-Free Money Fund              Tax-Exempt Money Market Funds
       U.S. Government Money Fund       U.S. Government Money Market Funds

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
BANXQUOTE
BARRON'S
BUSINESS WEEK
CDA INVESTMENT TECHNOLOGIES
CNBC
CNN
CONSUMER DIGEST
FINANCIAL TIMES
FINANCIAL WORLD
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTMENT COMPANY DATA, INC.
INVESTOR'S BUSINESS DAILY

KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
MONEY
MORNINGSTAR
MUTUAL FUND FORECASTER
NO-LOAD ANALYST
NO-LOAD FUND X
PERSONAL INVESTOR
SMART MONEY
THE NEW YORK TIMES
THE NO-LOAD FUND INVESTOR
U.S. NEWS AND WORLD REPORT
UNITED MUTUAL FUND SELECTOR
USA TODAY
THE WALL STREET JOURNAL
WIESENBERGER INVESTMENT COMPANIES SERVICES
WORKING WOMAN
WORTH

CODE OF ETHICS

INVESCO permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires INVESCO's personnel to conduct their personal investment activities in a manner that INVESCO believes is not detrimental to the Fund or INVESCO's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

FINANCIAL STATEMENTS

The financial statements for the Funds for the fiscal year ended May 31, 2000 are incorporated herein by reference from the INVESCO Money Market Funds, Inc.'s Annual Report to Shareholders dated May 31, 2000.

                                   APPENDIX A

      Some of the terms used in the Statement of Additional Information are described below.

      BANK OBLIGATIONS include certificates of deposit which are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated interest rate.

      BANKERS' ACCEPTANCES are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

      BOND ANTICIPATION NOTES normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the Notes.

      MUNICIPAL BONDS may be issued to raise money for various public purposes -- like constructing public facilities and making loans to public institutions. Certain types of municipal bonds, such as certain project notes, are backed by the full faith and credit of the United States. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are backed by the net revenues derived from a particular facility or group of facilities of a municipality or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user and therefore investments in these bonds have more potential risk. Although nominally issued by municipal authorities, industrial development revenue bonds are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user.

      COMMERCIAL PAPER consists of short-term (usually one to 180 days) unsecured promissory notes issued by corporations in order to finance their current operations.

      CORPORATE DEBT OBLIGATIONS are bonds and notes issued by corporations and other business organizations, including business trusts, in order to finance their long-term credit needs.

      MONEY MARKET refers to the marketplace composed of the financial institutions which handle the purchase and sale of liquid, short-term, high-grade debt instruments. The money market is not a single entity, but consists of numerous separate markets, each of which deals in a different type of short-term debt instrument. These include U.S. government securities, commercial paper, certificates of deposit and bankers' acceptances, which are generally referred to as money market instruments.

      PORTFOLIO SECURITIES LOANS: The Company, on behalf of each of the Funds, may lend limited amounts of its portfolio securities (not to exceed 33 1/3% of a particular Fund's total assets). Management of the Company understands that it is the current view of the staff of the SEC that the Funds are permitted to engage in loan transactions only if the following conditions are met: (1) the applicable Fund must receive 100% collateral in the form of cash or cash equivalents, e.g., U.S. Treasury bills or notes, from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities (determined on a daily basis) rises above the level of the collateral; (3) the Company must be able to terminate the loan after notice; (4) the applicable Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and any increase in market value;
(5) the applicable Fund may pay only reasonable custodian fees in connection with the loan; (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the Company must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Company to vote proxies. Excluding items (1) and (2), these practices may be amended from time to time as regulatory provisions permit.

      REPURCHASE AGREEMENTS: A repurchase agreement is a transaction in which a Fund purchases a security and simultaneously commits to sell the security to the seller at an agreed upon price and date (usually not more than seven days) after the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund's risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. In the opinion of management this risk is not material; if the seller defaults, the underlying security constitutes collateral for the seller's obligations to pay. This collateral will be held by the custodian for the Company's assets. However, in the absence of compelling legal precedents in this area, there can be no assurance that the Company will be able to maintain its rights to such collateral upon default of the issuer of the repurchase agreement. To the extent that the proceeds from a sale upon a default in the obligation to repurchase are less than the repurchase price, the particular Fund would suffer a loss.

      REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

      REVERSE REPURCHASE AGREEMENTS are transactions where a Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. The use of reverse repurchase agreements will create leverage, which is speculative. Reverse repurchase agreements are borrowings subject to the Funds' investment restrictions applicable to that activity. The Company will enter into reverse repurchase agreements solely for the purpose of obtaining funds necessary for meeting redemption requests. The proceeds received from a reverse repurchase agreement will not be used to purchase securities for investment purposes.

      SHORT-TERM DISCOUNT NOTES (tax-exempt commercial paper) are promissory notes issued by municipalities to supplement their cash flow. The ratings A-1 and P-1 are the highest commercial paper ratings assigned by S&P and Moody's, respectively.

      TAX ANTICIPATION NOTES are to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes.

      TIME DEPOSITS are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Funds will not benefit from insurance from the Federal Deposit Insurance Corporation.

      U.S. GOVERNMENT SECURITIES are debt securities (including bills, notes, and bonds) issued by the U.S. Treasury or issued by an agency or instrumentality of the U.S. government which is established under the authority of an Act of Congress. Such agencies or instrumentalities include, but are not limited to, Fannie Mae, Ginnie Mae (also known as Government National Mortgage Association), the Federal Farm Credit Bank, and the Federal Home Loan Banks. Although all obligations of agencies, authorities and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations may be backed directly or indirectly by the U.S. government. This support can range from the backing of the full faith and credit of the United States to U.S. Treasury guarantees, or to the backing solely of the issuing instrumentality itself. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

RATINGS OF MUNICIPAL AND CORPORATE DEBT OBLIGATIONS

      The four highest ratings of Moody's and S&P for municipal and corporate debt obligations are Aaa, Aa, A and Baa and AAA, AA, A and BBB, respectively.

MOODY'S. The characteristics of these debt obligations rated by Moody's are generally as follows:

      Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies the numerical modifiers 1, 2 and 3 to the Aa rating classification. The modifier 1 indicates a ranking for the security in the higher end of this rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of this rating category.

      A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the difference between short-term credit and long-term credit. A short-term rating may also be assigned on an issue having a demand feature. Such ratings are designated as VMIG. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon demand rather than fixed maturity dates and payment relying on external liquidity.

      MIG 1/VMIG 1 -- Notes and loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

      MIG 2/VMIG 2 -- Notes and loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

S&P RATING SERVICES. The characteristics of these debt obligations rated by S&P are generally as follows:

      AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

      AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      S&P ratings for short-term notes are as follows:

      SP-1 -- Very strong capacity to pay principal and interest.

      SP-2 -- Satisfactory capacity to pay principal and interest.

      SP-3 -- Speculative capacity to pay principal and interest.

      A debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

RATINGS OF COMMERCIAL PAPER

      DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS. Among the factors considered by Moody's Investors Services, Inc. in assigning commercial paper ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of the risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in strength and weakness in respect to these criteria would establish a rating of one of three classifications; P-1 (Highest Quality), P-2 (Higher Quality) or P-3 (High Quality).

      DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The "A" categories are as follows:

      A -- Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

      A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.

      A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

      A-3 -- Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                            PART C. OTHER INFORMATION

ITEM 23.    EXHIBITS

               (a)  Articles of Incorporation.(1)

                    (1) Articles of Amendment to Articles of Incorporation filed December 2, 1999.(4)

                    (2) Articles of Amendment to Articles of Incorporation filed May 17, 2000.(5)

               (b)  Bylaws.(1)

               (c)  Not applicable.

               (d) Investment Advisory Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(1)

               (e) Underwriting Agreement between Registrant and INVESCO Distributors, Inc. dated June 1, 2000.

               (f) Defined Benefit Deferred Compensation Plan for Non-Interested Directors as amended June 1, 2000.

               (g) Custody Agreement between Registrant and State Street Bank and Trust Company dated July 1, 1993.(1)

                    (1) Additional Fund Letter Agreement dated January 20, 1994 to Custody Agreement.(1)

                    (2)  Amendment dated October 25, 1995 to Custody
                    Agreement.(1)

                    (3)  Data Access Services Addendum to Custody Agreement.(1)

                    (4)  Amended Fee Schedule effective January 1, 2000.(4)

               (h) (1) Transfer Agency Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000.

                    (2) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000.

               (i) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable dated June 4, 1993.(1)

               (j)  Consent of Independent Accountants.

               (k)  Not applicable.

               (l)  Not Applicable.

               (m) (1) Master Plan and Agreement of Distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000 with respect to Investor Class shares.(6)

                    (2) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000 with respect to INVESCO Cash Reserves Fund's Class A shares.

                    (3) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated August 23, 2000 with respect to INVESCO Cash Reserves Fund's Class B shares.

                    (4) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000 with respect to INVESCO Cash Reserves Fund's Class C shares.

               (n)  Not Applicable.

               (o) Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 by the Company with respect to Cash Reserves Fund adopted by the Board of Directors November 9, 1999.(4)

               (p)  Code of Ethics Pursuant to Rule 17j-1.(6)


(1) Previously filed with Post-Effective Amendment No. 33 to the Registration Statement on July 30, 1997, and incorporated by reference herein.

(2) Previously filed with Post-Effective Amendment No. 34 to the Registration Statement on September 28, 1998 and incorporated by reference herein.

(3) Previously filed with Post-Effective Amendment No. 35 to the Registration Statement on July 28, 1999 and incorporated by reference herein.

(4) Previously filed with Post-Effective Amendment No. 38 to the Registration Statement on January 28, 2000 and incorporated by reference herein.

(5) Previously filed with Post-Effective Amendment No. 39 to the Registration Statement on May 30, 2000 and incorporated by reference herein.

(6) Previously filed with Post-Effective Amendment No. 40 to the Registration Statement on July 28, 2000 and incorporated by reference herein.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INVESCO MONEY MARKET FUNDS, INC. (THE "COMPANY")

No person is presently controlled by or under common control with the Company.

ITEM 25. INDEMNIFICATION

Indemnification provisions for officers, directors and employees of the Company are set forth in Article Seven of the Articles of Incorporation, and are hereby incorporated by reference. See Item 23(a) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, directors and officers of the Company cannot be protected against liability to a Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "Fund Management" in the Funds' Prospectuses and "Management of the Funds" in the Statement of Additional Information for information regarding the business of the investment adviser, INVESCO.

Following are the names and principal occupations of each director and officer of the investment adviser, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.

--------------------------------------------------------------------------------
                               Position with         Principal Occupation and
Name                              Adviser               Company Affiliation
--------------------------------------------------------------------------------
Mark H. Williamson             Chairman and          President & Chief Executive
                               Officer                 Officer
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Raymond R. Cunningham          Officer               Senior Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
William J. Galvin, Jr.         Officer               Senior Vice President
                                                       & Assistant Secretary
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Ronald L. Grooms               Officer &             Senior Vice President
                               Director                & Treasurer
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Richard W. Healey              Officer &             Senior Vice President
                               Director              INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
William R. Keithler            Officer               Senior Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Trent E. May                   Officer               Senior Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Charles P. Mayer               Officer &             Senior Vice President
                               Director              INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Timothy J. Miller              Officer &             Senior Vice President &
                               Director                Chief Investment Officer
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Donovan J. (Jerry) Paul        Officer               Senior Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Glen A. Payne                  Officer               Senior Vice President,
                                                       Secretary & General
                                                       Counsel
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
John R. Schroer, II            Officer               Senior Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Marie E. Aro                   Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Jeffrey R. Botwinick           Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Michael K. Brugman             Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Ingeborg S. Cosby              Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Stacie Cowell                  Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Delta L. Donohue               Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------

Harvey I. Fladeland            Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237

--------------------------------------------------------------------------------
Linda J. Gieger                Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Mark D. Greenberg              Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Brian B. Hayward               Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Richard R. Hinderlie           Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Stuart Holland                 Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Thomas M. Hurley               Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Patricia F. Johnston           Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Campbell C. Judge              Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Thomas A. Kolbe                Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Peter M. Lovell                Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
James F. Lummanick             Officer               Vice President & Assistant
                                                       General Counsel
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.         Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
George A. Matyas               Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East  Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Corey M. McClintock            Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Douglas J. McEldowney          Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer     Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Stephen A.  Moran              Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Jeffrey G. Morris              Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Laura M. Parsons               Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Jon B. Pauley                  Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Thomas E. Pellowe              Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Dean C. Phillips               Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Pamela J. Piro                 Officer               Vice President & Assistant
                                                        Treasurer
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------

Sean F. Reardon                Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Anthony R. Rogers              Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Gary L. Rulh                   Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Thomas R. Samuelson            Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
James B. Sandidge              Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Thomas H. Scanlan              Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     12028 Edgepark Court
                                                     Potomac, MD 20854
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Harvey T. Schwartz             Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
John S. Segner                 Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Reagan A. Shopp                Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Terri B. Smith                 Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Tane T. Tyler                  Officer               Vice President & Assistant
                                                       General Counsel
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Wald                 Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Alan I. Watson                 Officer               Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Judy P. Wiese                  Officer               Vice President & Assistant
                                                       Secretary
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------

Vaughn A. Greenlees            Officer               Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237

--------------------------------------------------------------------------------
Matthew A. Kunze               Officer               Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Christopher T. Lawson          Officer               Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Michael D. Legoski             Officer               Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
William S. Mechling            Officer               Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Donald R. Paddack              Officer               Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Craig J. St. Thomas            Officer               Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Kent T. Schmeckpeper           Officer               Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------

Charles V. Sellers             Officer               Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237

--------------------------------------------------------------------------------
Jeraldine E. Kraus             Officer               Assistant Secretary
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------


ITEM 27.    (a)  PRINCIPAL UNDERWRITERS
                 INVESCO Advantage Series Funds, Inc.
                 INVESCO Bond Funds, Inc.
                 INVESCO Combination Stock & Bond Funds, Inc.
                 INVESCO International Funds, Inc.
                 INVESCO Money Market Funds, Inc.
                 INVESCO Sector Funds, Inc.
                 INVESCO Stock Funds, Inc.
                 INVESCO Treasurer's Series Funds, Inc.
                 INVESCO Variable Investment Funds, Inc.

            (b)

Positions and                                           Positions and
Name and Principal          Offices with                Offices with
Business Address            Underwriter                 the Company
------------------          ------------                -------------

Raymond R. Cunningham       Senior Vice
7800 E. Union Avenue        President
Denver, CO 80237

William J. Galvin, Jr.      Senior Vice                 Assistant Secretary
7800 E. Union Avenue        President &
Denver, CO  80237           Asst. Secretary

Ronald L. Grooms            Senior Vice                 Treasurer &
7800 E. Union Avenue        President,                  Chief Fin'l and
Denver, CO  80237           Treasurer, &                Acctg. Off.
                            Director

Richard W. Healey           Senior Vice
7800 E. Union Avenue        President &
Denver, CO  80237           Director

Charles P. Mayer
7800 E. Union Avenue
Denver, CO 80237

Timothy J. Miller           Director
7800 E. Union Avenue
Denver, CO 80237

Glen A. Payne               Senior Vice                 Secretary
7800 E. Union Avenue        President,
Denver, CO 80237            Secretary &
                            General Counsel

Pamela J. Piro              Assistant Treasurer         Assistant Treasurer
7800 E. Union Avenue
Denver, CO 80237

Judy P. Wiese               Assistant Secretary         Assistant Secretary
7800 E. Union Avenue
Denver, CO  80237

Mark H. Williamson          Chairman of the Board,      Chairman, President &
7800 E. Union Avenue        President, & Chief          Chief Executive Off.
Denver, CO 80237            Executive Officer


            (c)     Not applicable.

ITEM 28.       LOCATION OF ACCOUNTS AND RECORDS
               --------------------------------
               Mark H. Williamson
               7800 E. Union Avenue
               Denver, CO  80237

ITEM 29.       MANAGEMENT SERVICES
               -------------------
               Not applicable.

ITEM 30.       UNDERTAKINGS
               ------------
               Not applicable

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Company certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 21st day of September, 2000.

Attest:                                   INVESCO Money Market Funds, Inc.

/s/ Glen A. Payne                         /s/ Mark H. Williamson
-------------------------------           -----------------------------
Glen A. Payne, Secretary                  Mark H. Williamson, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Mark H. Williamson                    /s/ Lawrence H. Budner*
-------------------------------           -----------------------------
Mark H. Williamson, President &           Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                      /s/ John W. McIntyre*
----------------------------              -----------------------------
Ronald L. Grooms, Treasurer               John W. McIntyre, Director
Chief Financial and Accounting Officer)
                                          /s/ Richard W. Healey*
                                          -----------------------------
/s/ Victor L. Andrews*                    Richard W. Healey, Director
-------------------------------
Victor L. Andrews, Director               /s/ Fred A. Deering*
                                          -----------------------------
/s/ Bob R. Baker*                         Fred A. Deering, Director
-------------------------------
Bob R. Baker, Director                    /s/ Larry Soll*
                                          -----------------------------
/s/ Charles W. Brady*                     Larry Soll, Director
-------------------------------
Charles W. Brady, Director                /s/ Wendy L. Gramm*
                                          -----------------------------
/s/ James T. Bunch*                       Wendy L. Gramm, Director
-------------------------------
James T. Bunch, Director                  /s/ Gerald J. Lewis*
                                          -----------------------------
                                          Gerald J. Lewis, Director


By ____________________________           By /s/ Glen A. Payne
Edward F. O'Keefe                         --------------------
Attorney in Fact                          Glen A. Payne
                                          Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on April 12 and May 12, 1990, May 27, 1992, September 26, 1994, September 21, 1995,
July 30, 1997, September 28, 1998 and May 30, 2000, respectively.

                                  Exhibit Index


                                          Page in
Exhibit Number                            Registration Statement
--------------                            ----------------------

  e                                             106
  f                                             118
  h(1)                                          125
  h(2)                                          142
  j                                             150
  m(2)                                          151
  m(3)                                          159
  m(4)                                          175